UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT
December 31, 2017
MFS®  Alabama
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 2.6%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$ 1,085,320
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	77,842
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	49,409
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	363,761
		$ 1,576,332
General Obligations - General Purpose – 8.6%
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	$1,000,000	$ 1,037,360
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	147,533
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	153,129
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	21,025
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	284,068
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	65,828
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	569,725
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	825,552
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	212,093
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	592,765
Montgomery County, AL, Unrefunded Balance, General Obligation Warrants, SYNCORA, 5%, 3/01/2028	95,000	95,151
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	140,000	141,257
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	115,000	120,663
State of California, 5%, 8/01/2028	75,000	93,485
State of California, 6%, 11/01/2039	550,000	593,615
State of Illinois, “C”, 5%, 11/01/2029	270,000	292,891
		$ 5,246,140
General Obligations - Schools – 9.4%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$ 234,408
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,169,020
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	1,000,000	1,024,010
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	283,190
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	288,243
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	545,020
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,005,680
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,170,860
		$ 5,720,431
Healthcare Revenue - Hospitals – 15.8%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/2025	$1,215,000	$ 1,235,558
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	580,715
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	865,687
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	796,178
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	200,000	215,018
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	311,097
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	571,455
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	476,873
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2030	500,000	567,845
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,075,400
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	276,285
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	536,600
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	370,000	397,487
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	56,703
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,168,350
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/2025 (Prerefunded 9/01/2018)	$500,000	$ 512,410
		$ 9,643,661
Healthcare Revenue - Long Term Care – 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$ 277,583
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	825,540
		$ 1,103,123
Industrial Revenue - Other – 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$ 380,199
Industrial Revenue - Paper – 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$ 270,945
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	335,742
		$ 606,687
Miscellaneous Revenue - Other – 1.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$ 70,511
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	102,707
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	282,784
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	550,298
		$ 1,006,300
Port Revenue – 2.8%
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	$500,000	$ 558,255
Alabama Port Authority Docks Facilities Rev., Revenue Refunding, “A”, AGM, 5%, 10/01/2035	1,000,000	1,158,700
		$ 1,716,955
Sales & Excise Tax Revenue – 5.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$425,000	$ 478,626
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	355,518
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	583,355
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	661,018
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	30,000	30,681
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	185,000	21,121
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	95,000	21,126
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	75,000	15,679
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	190,000	37,346
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	75,000	13,868
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	45,000	7,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	4,954
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	101,046
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	879,472
		$ 3,211,640
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$ 207,366
Single Family Housing - State – 0.4%
Alabama Housing Finance Authority, Single Family Mortgage Rev., ”B“, GNMA, 5.375%, 10/01/2033	$250,000	$ 251,888
State & Local Agencies – 12.2%
Alabama Incentives Financing Authority Special Obligation, ”A“, 5%, 9/01/2029	$1,000,000	$ 1,051,440
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	323,246
Alabama Public School & College Authority Rev., ”A“, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,044,470
Alabama Public School & College Authority Rev., ”B“, 5%, 6/01/2025	800,000	927,392
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	535,545
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), ”A“, ASSD GTY, 5%, 7/01/2030	385,000	412,578
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, STHEIP, 4%, 3/01/2043	315,000	340,682
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, ”A“, 5%, 6/01/2030	$35,000	$ 40,359
Huntsville, AL, Public Building Authority Lease Redunding Rev., 5%, 10/01/2033	500,000	603,645
Montgomery County, AL, Public Building Authority Rev. Refunding Warrants (Facilities Project), 5%, 3/01/2027	1,050,000	1,224,426
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	10,000	11,451
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,395
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	255,000	301,318
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	193,475
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	350,000	395,601
		$ 7,417,023
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$95,000	$ 101,629
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	32,234
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	90,000	101,736
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	55,000	61,986
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	55,000	61,850
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	30,000	33,662
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	85,000	94,480
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	70,000	64,870
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	105,000	106,426
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	215,000	215,428
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	190,000	189,441
		$ 1,063,742
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$ 102,369
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	200,471
		$ 302,840
Transportation - Special Tax – 3.7%
Alabama Federal Aid Highway Finance Authority Special Obligation, ”A“, 5%, 9/01/2035	$500,000	$ 598,510
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	135,000	148,462
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	125,000	125,124
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	325,000	302,991
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	310,000	342,913
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	120,000	104,516
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	105,000	117,748
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	325,000	320,379
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	50,000	54,947
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,000	5,498
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	30,000	26,962
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	105,000	120,401
		$ 2,268,451
Universities - Colleges – 13.1%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$ 1,351,935
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,059,080
Auburn University, General Fee Rev., ”A“, 4%, 6/01/2036	1,000,000	1,076,910
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), ”A“, 5%, 12/01/2034	500,000	579,230
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	113,614
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	890,000	919,236
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), ”A“, 5%, 7/01/2036	600,000	695,280
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	275,000	261,613
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	56,270
Troy University, Facilities Rev., ”A“, BAM, 5%, 11/01/2028	500,000	579,940
University of South Alabama, Facilities Rev., AGM, 4%, 11/01/2035	500,000	537,705
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	588,555
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Alabama, Facilities Rev., BHAC, 5%, 8/01/2038 (Prerefunded 8/01/2018)	$150,000	$ 153,051
		$ 7,972,419
Universities - Dormitories – 0.4%
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	$90,000	$ 98,600
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	100,000	111,292
		$ 209,892
Utilities - Municipal Owned – 2.6%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), ”A“, ASSD GTY, 5%, 8/01/2037	$1,000,000	$ 1,066,670
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040	230,000	252,616
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	137,623
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	10,000	10,001
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	50,000	50,009
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	5,000	5,001
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	30,000	30,010
		$ 1,551,930
Utilities - Other – 1.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$40,000	$ 50,121
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	75,000	96,397
Lower, AL, Gas District Project Rev., ”A“, 5%, 9/01/2046	500,000	651,215
		$ 797,733
Water & Sewer Utility Revenue – 12.2%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$ 1,177,870
Birmingham, AL, Waterworks Board Subordinate Rev., ”B“, 5%, 1/01/2043	500,000	585,195
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5%, 1/01/2030	500,000	586,760
Birmingham, AL, Waterworks Board Water Rev., ”A“, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	290,066
Birmingham, AL, Waterworks Board Water Rev., ”A“, ASSD GTY, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	470,000	486,896
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	10,000	10,045
Cullman, AL, Utilities Board Water Rev., ”A“, AGM, 5%, 9/01/2035	1,000,000	1,169,200
Gadsden, AL, Water Works and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,073,620
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	27,797
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	132,781
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,782
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,956
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, ”A“, AGM, 5%, 10/01/2044	750,000	841,215
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, ”D“, 5%, 10/01/2021	300,000	324,183
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,837
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	22,161
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,317
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,571
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	553,060
		$ 7,430,312
Total Municipal Bonds		$59,685,064
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.25% (v)	688,098	$ 688,029
Other Assets, Less Liabilities – 0.8%		508,143
Net Assets – 100.0%		$60,881,236
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $688,029 and $59,685,064, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,685,064	$—	$59,685,064
Mutual Funds	688,029	—	—	688,029
Total	$688,029	$59,685,064	$—	$60,373,093
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	412,853	14,815,794	(14,540,549)	688,098
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(145)	$19	$—	$7,500	$688,029

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Alabama	76.6%
Puerto Rico	5.3%
New York	3.4%
California	2.5%
Guam	2.2%
Illinois	1.7%
Colorado	1.2%
Massachusetts	1.1%
Pennsylvania	1.1%
Florida	0.8%
New Hampshire	0.7%
Texas	0.6%
Virginia	0.5%
Oklahoma	0.4%
Indiana	0.3%
New Jersey	0.3%
South Carolina	0.3%
Nebraska	0.2%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2017
MFS®  Arkansas
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$ 261,327
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	175,675
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,086,012
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	660,000	761,336
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	108,497
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	120,273
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,772
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	141,413
		$ 2,745,305
General Obligations - General Purpose – 5.2%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2021	$1,500,000	$ 1,654,575
Arkansas Higher Education, 4%, 6/01/2029	2,000,000	2,215,400
Arkansas Water, Waste Disposal and Pollution Abatement Facilities, “A”, 4%, 7/01/2032	1,000,000	1,111,730
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	483,298
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	130,000	135,407
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	438,970
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	63,074
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	562,673
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	71,314
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	610,000	615,478
State of California, 6%, 11/01/2039	1,160,000	1,251,988
		$ 8,603,907
General Obligations - Schools – 5.2%
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/2024	$3,185,000	$ 3,193,599
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	40,000	46,469
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	46,400
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	35,000	40,509
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	17,335
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,273
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,619
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,150,393
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,100,660
		$ 8,506,257
Healthcare Revenue - Hospitals – 14.7%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$ 1,172,150
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,743,615
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,855,593
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	555,000	596,675
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	558,970
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	460,429
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	552,570
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,065,160
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032	1,085,000	1,119,622
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,279,000
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	395,000	439,201
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	558,078
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	545,000	604,383
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	381,373
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	$490,000	$ 527,451
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2035	1,500,000	1,755,045
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), 5%, 3/01/2036	1,500,000	1,751,265
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), AGM, 4%, 3/01/2020	1,000,000	1,045,320
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	750,000	783,855
Pulaski County, AR, Hospital Rev. (Arkansas Children's Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	2,011,894
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	756,720
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	1,820,000	2,123,321
		$ 24,141,690
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 119,674
Miscellaneous Revenue - Entertainment & Tourism – 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$ 2,946,473
Miscellaneous Revenue - Other – 1.4%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,615,000	$ 1,795,412
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	273,865
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	211,311
		$ 2,280,588
Sales & Excise Tax Revenue – 11.3%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$ 1,332,021
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/2025	85,000	85,181
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	797,160
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,473,355
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,289,476
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	831,364
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	942,336
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,259,814
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	436,293
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,301,487
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,322,815
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,290,630
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	450,000	180,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	4,635,000	529,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	340,000	66,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	14,861
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	292,171
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,118,610
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,127,060
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,954,503
		$ 18,645,145
Single Family Housing - State – 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$390,000	$ 390,920
State & Local Agencies – 5.2%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$ 2,886,835
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	524,070
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2028	500,000	560,230
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2029	500,000	555,875
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2030	$500,000	$ 552,845
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	908,485
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	1,315,000	1,117,605
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	838,965
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	549,050
		$ 8,493,960
Tax - Other – 6.2%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$ 2,164,840
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	524,192
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	69,840
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,478,200
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2023	810,000	813,361
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2024	1,685,000	1,691,993
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	210,000	194,609
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	750,000	751,493
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	590,000	588,265
		$ 10,276,793
Tobacco – 1.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2027	$2,470,000	$ 1,920,129
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2028	500,000	373,845
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	425,000	430,831
		$ 2,724,805
Transportation - Special Tax – 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$ 49,472
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	87,863
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	400,000	439,888
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	18,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,075,000	1,002,201
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	830,000	918,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	418,066
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	75,000	71,243
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	215,000	236,272
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	395,867
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	350,000	314,559
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	396,103
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	355,471
		$ 4,703,202
Universities - Colleges – 20.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$ 2,714,100
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	595,707
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	860,000	818,135
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	79,057
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	127,326
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	40,934
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	19,752
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,049,250
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,098,950
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,184,000
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	381,028
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	688,575
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	$200,000	$ 224,222
University of Arkansas Board of Trustees, Stundent Fee Refunding Rev. (Fort Smith Campus), 5%, 12/01/2025	1,000,000	1,223,400
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2022	505,000	580,402
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	611,972
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	909,589
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,335,640
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,467,973
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,117,430
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,028,830
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,028,830
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,813,858
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	900,996
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	250,000	268,815
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	268,035
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	534,705
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	325,109
University of Arkansas Rev. (Student Fee-UALR Campus), 5%, 10/01/2029	600,000	718,518
University of Arkansas, University Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,781,745
University of Arkansas, University Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2035	2,000,000	2,373,220
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,157,490
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	611,946
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	333,651
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	2,010,313
University of Virginia, Rector and Visitors General Rev. Pledge Refunding, “A”, 5%, 4/01/2047	1,155,000	1,387,744
		$ 33,811,247
Utilities - Municipal Owned – 7.3%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$ 1,184,000
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,256,164
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,170,250
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,289,655
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	450,000	494,249
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	790,000	867,681
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,101,825
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	245,000	259,367
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,086,966
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,139,224
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	142,108
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	17,975
		$ 12,009,464
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$ 333,126
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	175,536
		$ 508,662
Water & Sewer Utility Revenue – 12.9%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$ 1,136,280
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2022	1,500,000	1,663,350
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	880,741
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,660,725
Central Arkansas Water Rev., 5%, 10/01/2023	1,275,000	1,494,402
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032	1,220,000	1,250,549
City of Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,191,770
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,156
Conway, AR, Water Rev., 4%, 12/01/2023	500,000	540,695
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,678,967
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	494,799
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	94,510
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$395,000	$ 437,071
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	154,876
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	140,000	152,307
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	541,170
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	718,868
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	1,260,000	1,329,489
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030 (Prerefunded 10/01/2018)	750,000	772,275
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038 (Prerefunded 10/01/2018)	1,000,000	1,031,550
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,123
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	72,025
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,951
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	84,641
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	2,415,000	2,266,309
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,409,442
		$ 21,182,041
Total Municipal Bonds		$162,090,133
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.25% (v)	944,607	$ 944,512
Other Assets, Less Liabilities – 0.8%		1,282,524
Net Assets – 100.0%		$164,317,169
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $944,512 and $162,090,133, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$162,090,133	$—	$162,090,133
Mutual Funds	944,512	—	—	944,512
Total	$944,512	$162,090,133	$—	$163,034,645
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,038,348	26,896,244	(27,989,985)	944,607
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(126)	$(22)	$—	$15,941	$944,512

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Arkansas	72.8%
Puerto Rico	5.7%
Guam	4.8%
California	2.5%
New York	2.5%
Georgia	1.4%
Pennsylvania	1.3%
Illinois	1.1%
Colorado	1.1%
Kentucky	1.0%
Virgina	0.9%
Indiana	0.8%
Massachusetts	0.8%
Texas	0.8%
New Hampshire	0.6%
New Jersey	0.5%
Michigan	0.4%
Florida	0.3%
South Carolina	0.3%
Tennessee	0.3%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2017
MFS®  California
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 5.9%
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$615,000	$ 685,946
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	165,000	181,644
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,225,720
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,371,740
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,622,310
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	783,197
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	780,178
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	958,953
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,460,620
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	632,649
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,430,000	1,582,509
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,177,530
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,326,960
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,828,493
		$ 21,618,449
General Obligations - General Purpose – 7.5%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$ 834,325
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	81,669
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	92,868
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	104,228
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	7,980,000	8,639,866
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	470,000	474,221
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	400,000	419,696
State of California, 5%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,261,058
State of California, 5%, 8/01/2034 (Prerefunded 8/01/2018)	965,000	985,362
State of California, 5.25%, 4/01/2035	2,545,000	2,888,779
State of California, 6%, 11/01/2039	3,000,000	3,237,900
State of California, 5.5%, 3/01/2040	3,670,000	3,954,829
State of California, 5.25%, 11/01/2040	2,775,000	3,034,518
State of California, Various Purpose General Obligation Refunding, “C”, 4%, 8/01/2037	1,700,000	1,855,380
		$ 27,864,699
General Obligations - Schools – 13.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$ 3,174,261
Centinela Valley, CA, Union High School District, General Obligation (2022 Crossover), “B”, AGM, 3%, 8/01/2044	2,485,000	2,370,690
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	369,236
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,117,677
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,822,573
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,381,328
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	870,000	658,538
Madera, CA, Unified School District (Election of 2006), Capital Appreciation, NATL, 0%, 8/01/2028	1,230,000	898,601
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	999,760
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,646,695
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	297,085
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,073,059
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	2,880,780
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	4,145,000	3,531,084
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,433,747
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	1,002,316
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	993,303
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	490,000	457,645
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	602,810
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	$1,400,000	$ 1,679,440
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,320,840
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	701,796
San Diego CA, Unified School District (Election 2012), “I”, 4%, 7/01/2047	2,145,000	2,330,328
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 0%, 8/01/2033	2,000,000	2,390,860
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	585,217
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,330,871
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,382,496
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,018,178
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	3,095,000	2,997,755
		$ 49,448,969
Healthcare Revenue - Hospitals – 17.3%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$ 1,784,827
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029 (Prerefunded 7/01/2019)	1,500,000	1,598,235
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,977,864
California Health Facilities Financing Authority Rev. (Children's Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,174,400
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,171,090
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	864,450
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	1,000,000	1,068,060
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,556,535
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	31,131
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,247,104
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,736,754
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,470,827
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	978,367
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	485,567
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,299,820
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,140,220
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	234,350
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	188,513
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	96,829
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	315,000	353,830
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	461,820
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,705,125
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,857,984
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,429,163
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	2,000,000	2,059,700
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,024,880
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.125%, 7/01/2039	1,000,000	1,052,610
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	2,000,000	2,665,140
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,845,607
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,108,080
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,184,702
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,896,269
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	440,743
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,867,067
Madera County, CA, COP (Children's Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,214,590
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,288,720
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,973,804
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,143,790
Upland, CA, COP (San Antonio Regional Hospital), 4%, 1/01/2042	1,000,000	1,038,420
Upland, CA, COP (San Antonio Regional Hospital), 5%, 1/01/2047	1,000,000	1,148,320
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	$1,000,000	$ 1,054,370
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,132,370
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	2,000,000	2,002,200
		$ 64,054,247
Healthcare Revenue - Long Term Care – 4.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$ 948,260
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,384,960
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	811,146
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,147,070
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,344,080
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,505,486
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,598,280
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,950,666
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	774,477
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,113,296
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	823,012
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,204,537
		$ 16,605,270
Miscellaneous Revenue - Other – 1.3%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$ 955,454
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	953,014
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 5.25%, 2/01/2033 (Prerefunded 2/01/2018)	1,340,000	1,344,074
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,519,711
		$ 4,772,253
Port Revenue – 0.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$ 2,005,727
Sales & Excise Tax Revenue – 0.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$1,060,000	$ 121,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	520,000	115,638
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	420,000	87,801
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,090,000	214,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	405,000	74,884
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	260,000	45,243
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	29,722
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	581,992
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	961,240
		$ 2,231,790
Secondary Schools – 3.2%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$ 781,455
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	825,023
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	851,161
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	456,732
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	550,580
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	449,499
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,041,050
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,408,929
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	602,509
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	578,922
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	529,422
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	838,460
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	$1,270,000	$ 1,416,711
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,359,917
		$ 11,690,370
Single Family Housing - State – 0.5%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	$2,000,000	$ 2,006,380
State & Agency - Other – 0.1%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/2018	$345,000	$ 345,000
State & Local Agencies – 5.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/2019	$110,000	$ 113,282
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,422,524
California Public Works Board Lease Rev., Department of Education (Riverside Campus Project), “B”, 6%, 4/01/2026	2,000,000	2,113,060
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,588,440
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,569,445
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	2,360,000	2,005,740
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,186,110
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	946,016
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,000,000	3,036,180
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	590,785
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,179,200
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	644,683
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040	1,000,000	1,082,980
		$ 18,478,445
Tax - Other – 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$ 476,052
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	155,797
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	570,852
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	355,008
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	354,233
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	190,753
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	555,765
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	535,000	495,790
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	665,000	674,031
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,930,000	1,933,841
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,145,000	1,141,634
		$ 6,903,756
Tax Assessment – 8.4%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$ 2,383,460
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	3,350,000	3,382,126
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,093,490
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,078,680
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,122,120
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,102,450
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	340,000	387,610
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	340,000	396,508
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	952,661
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	757,419
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,565,055
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	$1,000,000	$ 1,092,070
Rancho Cucamonga, CA, Redevelopment Agency (Successor Agency To The Rancho Redevelopment Project Area) Tax Allocation, AGM, 5%, 9/01/2032	2,625,000	3,030,510
Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation Refunding Rev. (Successor of the Rancho Redevelopment Project), NATL, 4%, 9/01/2033	1,000,000	1,094,920
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,047,797
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,285,771
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,591,213
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,075,550
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,077,500
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	860,123
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,273,382
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “C”, NATL, 5%, 8/01/2041	1,750,000	2,024,400
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,166,780
		$ 30,841,595
Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$ 1,049,036
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,195,012
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,334,740
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.75%, 6/01/2047	1,800,000	1,812,402
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	2,052,846
		$ 8,444,036
Toll Roads – 1.7%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$ 3,295,351
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	940,953
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,891,260
		$ 6,127,564
Transportation - Special Tax – 2.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$95,000	$ 104,441
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	164,743
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	415,411
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	49,708
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,050,000	1,911,174
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,003,231
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	2,290,000	2,516,573
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	758,745
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	185,000	166,267
		$ 8,090,293
Universities - Colleges – 9.2%
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	$1,000,000	$ 1,075,150
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/2033 (Prerefunded 3/01/2018)	1,500,000	1,511,220
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	498,028
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,479,013
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040	3,000,000	3,289,770
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,185,060
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,168,140
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,165,730
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	582,060
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	1,760,000	2,047,584
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,339,799
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	$1,655,000	$ 1,844,266
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	2,000,000	2,064,280
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	742,113
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,416,684
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,168,780
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,661,385
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,665,810
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,743,015
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,395,236
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,565,400
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,391,053
		$ 33,999,576
Universities - Dormitories – 1.6%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$ 249,023
California Public Finance Authority University Housing Rev. (Nccd - Claremont Properties LLC - Claremont Colleges Project), “A”, 5%, 7/01/2037	725,000	791,983
California Public Finance Authority University Housing Rev. (Nccd - Claremont Properties LLC - Claremont Colleges Project), “A”, 5%, 7/01/2047	275,000	302,016
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,436,268
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,000,000	2,033,560
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,163,860
		$ 5,976,710
Utilities - Cogeneration – 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$345,000	$ 350,748
Utilities - Investor Owned – 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$ 2,170,900
Utilities - Municipal Owned – 4.0%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$ 254,467
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	286,829
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025 (Prerefunded 11/01/2020)	1,015,000	1,111,202
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,363,001
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,549,960
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,306,531
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	31,456
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	607,413
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,771,238
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029 (Prerefunded 1/01/2019)	2,000,000	2,083,360
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,368,667
		$ 14,734,124
Utilities - Other – 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$ 2,555,000
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,524,903
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,041,244
		$ 7,121,147
Water & Sewer Utility Revenue – 4.6%
Clovis, CA, Wastewater Refunding Rev., BAM, 5%, 8/01/2037	$1,000,000	$ 1,192,020
Clovis, CA, Wastewater Refunding Rev., BAM, 5%, 8/01/2038	1,000,000	1,190,160
Fillmore, CA, Wastewater Refunding Bonds, AGM, 5%, 5/01/2047	3,000,000	3,500,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	525,000	575,657
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,806,861
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	$1,660,000	$ 1,906,510
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	475,304
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	366,649
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,928,415
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,005,745
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	966,377
		$ 16,914,548
Total Municipal Bonds		$362,796,596
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.25% (v)	2,600,694	$ 2,600,433
Other Assets, Less Liabilities – 1.0%		3,717,483
Net Assets – 100.0%		$369,114,512
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,600,433 and $362,796,596, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
At December 31, 2017, the fund had cash collateral of $27,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$362,796,596	$—	$362,796,596
Mutual Funds	2,600,433	—	—	2,600,433
Total	$2,600,433	$362,796,596	$—	$365,397,029
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,874,981	87,546,313	(89,820,600)	2,600,694
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,329)	$(116)	$—	$59,772	$2,600,433

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
California	90.9%
Puerto Rico	4.3%
Guam	1.1%
Illinois	0.9%
Ohio	0.6%
Pennsylvania	0.5%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

QUARTERLY REPORT
December 31, 2017
MFS®  Georgia
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 2.8%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$ 1,166,830
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	83,402
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	60,389
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	416,480
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	305,688
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,262
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	40,091
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,366
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	45,252
		$ 2,180,760
General Obligations - General Purpose – 7.9%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$ 586,495
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	1,000,000	1,183,280
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	167,883
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	126,206
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	290,724
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	50,000	52,080
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	168,442
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	202,125
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	27,429
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	540,931
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	160,000	161,437
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	130,000	136,401
State of California, 6%, 11/01/2039	420,000	453,306
State of Georgia, “A”, 5%, 2/01/2033	1,000,000	1,219,130
State of Illinois, “C”, 5%, 11/01/2029	345,000	374,249
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	570,645
		$ 6,260,763
General Obligations - Schools – 4.4%
Forsyth County, GA, Public Facilities Authority Rev. (Forsyth County School District Project), 4%, 2/01/2031	$500,000	$ 550,315
Gwinnett County, GA, School District, 5%, 2/01/2021	750,000	825,803
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,199,250
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	552,840
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	333,755
		$ 3,461,963
Healthcare Revenue - Hospitals – 18.2%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$260,000	$ 279,523
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	559,375
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,124,040
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/2034	500,000	550,110
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	554,695
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	544,745
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children's Healthcare), 5.25%, 11/15/2039	750,000	802,282
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	383,691
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	736,778
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	582,350
Fulton County, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,164,090
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	411,215
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	121,807
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038 (Prerefunded 8/01/2018)	300,000	308,592
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	$675,000	$ 690,755
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	581,760
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	75,000	76,651
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	1,000,000	1,145,750
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	216,694
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	46,959
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	67,496
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	150,107
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	221,792
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	38,649
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	10,965
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	139,658
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	180,000	193,757
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	62,373
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	385,963
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036 (Prerefunded 1/01/2019)	750,000	779,730
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030	500,000	545,810
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040	500,000	549,245
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	406,806
		$ 14,434,213
Healthcare Revenue - Long Term Care – 2.5%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$ 554,120
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	564,450
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), ”A-2“, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	218,328
Richmond County, GA, Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	225,000	208,071
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, ”C“, ETM, 0%, 12/01/2021	500,000	465,075
		$ 2,010,044
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$ 432,640
Industrial Revenue - Paper – 0.2%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), ”A“, 6.125%, 1/01/2034	$150,000	$ 150,274
Miscellaneous Revenue - Other – 2.0%
Florida Citizens Property Insurance Corp., ”A-1“, 5%, 6/01/2020	$285,000	$ 305,859
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	573,370
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040	75,000	81,359
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	110,000	118,924
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	337,110
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	95,258
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	70,437
		$ 1,582,317
Multi-Family Housing Revenue – 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$ 536,480
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 2.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$ 557,459
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	296,689
Guam Government Business Privilege Tax Rev., ”A“, 5.25%, 1/01/2036	170,000	181,937
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., ”C“, 4%, 7/01/2036	750,000	814,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”A“, AGM, 5%, 8/01/2040	35,000	35,794
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., ”C“, 5%, 8/01/2040 (a)(d)	165,000	66,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, AMBAC, 0%, 8/01/2054	210,000	23,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2040	110,000	24,462
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2041	90,000	18,814
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2042	220,000	43,243
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2043	85,000	15,717
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2044	55,000	9,571
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2045	35,000	5,779
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, ”A“, NATL, 0%, 8/01/2046	735,000	115,145
		$ 2,209,386
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), ”A“, 5.125%, 12/01/2042	$75,000	$ 79,940
Single Family Housing - State – 0.8%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	$630,000	$ 661,361
State & Agency - Other – 2.8%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$ 601,840
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	540,260
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), ”B“, 5%, 7/01/2032	1,000,000	1,101,010
		$ 2,243,110
State & Local Agencies – 3.0%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$405,000	$ 438,019
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	460,000	390,949
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038	1,000,000	1,045,070
Los Angeles County, CA, Public Works Financing Authority Lease Rev., ”D“, 5%, 12/01/2032	395,000	470,785
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	10,000	11,451
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,395
		$ 2,367,669
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$75,000	$ 80,233
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	26,862
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	100,000	113,040
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	65,000	73,256
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	65,000	73,096
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	35,000	39,273
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	100,000	111,153
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	95,000	88,037
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	125,000	126,697
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	145,000	145,289
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	220,000	219,353
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	135,000	143,671
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	140,000	146,300
		$ 1,386,260
Tax Assessment – 0.6%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$ 477,400
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$235,000	$ 268,010
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$ 108,056
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	211,609
		$ 319,665
Transportation - Special Tax – 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$65,000	$ 52,187
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2028	275,000	308,055
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	15,000	16,491
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	30,000	32,949
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,069
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2019	155,000	160,783
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	40,000	42,287
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	10,000	9,038
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	700,000	652,596
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	148,065
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	120,000	134,569
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2034	30,000	32,968
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	135,000	148,450
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	150,000	134,811
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	135,000	120,166
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	137,602
		$ 2,201,086
Universities - Colleges – 19.2%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035 (Prerefunded 6/17/2019)	$500,000	$ 525,630
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 5%, 6/15/2031 (Prerefunded 6/15/2018)	250,000	253,930
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation II LLC), ASSD GTY, 5.25%, 6/01/2034	500,000	525,570
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/2038	500,000	508,205
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,164,180
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (Kennesaw State University Dining Hall Real Estate Foundation, LLC Project), ASSD GTY, 5.75%, 7/15/2039 (Prerefunded 7/15/2018)	1,000,000	1,022,810
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	588,725
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	799,552
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,174,110
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034	500,000	526,995
DeKalb County/Newton County/Gwinnet County, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	532,515
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,300
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	592,245
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	50,000	51,021
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	250,000	255,103
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,173,200
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	100,000	102,465
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	100,000	102,465
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), ”A“, 5%, 11/01/2047	250,000	266,577
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	310,000	294,909
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	71,299
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	198,921
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	324,198
Private Colleges & Universities, GA, Authority Rev. (Emory University), ”A“, 5%, 10/01/2046	1,000,000	1,187,460
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	375,728
Private Colleges & Universities, GA, Authority Rev. (Mercer University), ”C“, 5.25%, 10/01/2027	350,000	387,177
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	69,255
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	23,252
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$45,000	$ 40,926
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,919
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	381,517
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	542,385
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	585,850
		$ 15,205,394
Universities - Dormitories – 0.9%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	$400,000	$ 440,540
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	100,000	109,556
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	115,000	127,986
		$ 678,082
Utilities - Investor Owned – 0.6%
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	$500,000	$ 499,810
Utilities - Municipal Owned – 4.8%
Dalton, GA, Utilities Rev., 4%, 3/01/2035	$500,000	$ 540,190
Dalton, GA, Utilities Rev., 4%, 3/01/2036	500,000	539,360
Georgia Municipal Electric Authority Power Rev., ”A“, NATL, 6.5%, 1/01/2020	375,000	390,244
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2025	500,000	564,655
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), ”S“, 5%, 10/01/2026	500,000	564,175
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	160,000	175,733
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2040	260,000	285,566
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	55,319
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	66,191
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	105,864
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	490,000	490,847
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	65,000	59,527
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	5,000	4,494
		$ 3,842,165
Utilities - Other – 2.3%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”A“, 5%, 3/15/2022	$910,000	$ 1,010,883
Georgia Main Street Natural Gas, Inc., Gas Project Rev., ”B“, 5%, 3/15/2019	250,000	259,235
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	225,000	236,882
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2020	250,000	270,540
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	44,628
		$ 1,822,168
Water & Sewer Utility Revenue – 15.3%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$ 520,435
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,206,930
Atlanta, GA, Water & Wastewater Rev., ”A“, 5%, 11/01/2038	1,000,000	1,205,000
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	428,774
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	863,768
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	415,114
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	177,659
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,121,270
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,228,040
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	571,470
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	547,205
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 33,356
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	60,000	65,789
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	138,314
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	49,782
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	48,956
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,245,990
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	15,000	16,837
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	20,000	22,162
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	11,317
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	22,571
Oconee County, GA, Water and Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	675,013
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	1,000,000	938,430
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	582,555
		$ 12,136,737
Total Municipal Bonds		$77,447,697
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.25% (v)	796,554	$ 796,475
Other Assets, Less Liabilities – 1.3%		1,054,908
Net Assets – 100.0%		$79,299,080
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $796,475 and $77,447,697, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
At December 31, 2017, the fund had cash collateral of $27,000 to cover collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$77,447,697	$—	$77,447,697
Mutual Funds	796,475	—	—	796,475
Total	$796,475	$77,447,697	$—	$78,244,172
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,787,639	17,410,970	(18,402,055)	796,554
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(94)	$23	$—	$14,488	$796,475

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Georgia	76.6%
Puerto Rico	6.3%
Guam	2.4%
California	2.3%
Illinois	1.8%
New York	1.7%
Florida	1.0%
Colorado	0.9%
Pennsylvania	0.9%
Tennessee	0.7%
Texas	0.5%
Wisconsin	0.5%
North Carolina	0.5%
Kentucky	0.5%
New Hampshire	0.4%
Virginia	0.4%
U.S. Virgin Islands	0.4%
Oklahoma	0.3%
Michigan	0.3%
New Jersey	0.3%
Indiana	0.3%
Louisiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2017
MFS®  Maryland
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$ 808,103
General Obligations - General Purpose – 13.3%
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	$2,000,000	$ 2,251,360
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/2022	500,000	572,015
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	65,000	67,703
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	76,480
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	87,771
Maryland State & Local Facilities Loan, Tax-Exempt Refunding, Second Series “B”, 5%, 8/01/2026	1,000,000	1,242,500
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,196,190
Prince George's County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030	1,500,000	1,673,310
Prince George's County, MD, Consolidated Public Improvement, “A”, 4%, 7/01/2033	850,000	945,659
Prince George's County, MD, Maryland-National Capital Park and Planning Commission (Park Acquisition & Development Project), “PGC-2017A”, 5%, 1/15/2025	850,000	1,028,934
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	115,000	111,940
State of California, 6%, 11/01/2039	720,000	777,096
State of Illinois, “C”, 5%, 11/01/2029	385,000	417,640
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	555,505
Wicomico County, MD, Public Improvement, 5%, 11/01/2025	580,000	705,953
		$ 11,710,056
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 23,235
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	23,200
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	17,361
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	5,000	5,778
		$ 69,574
Healthcare Revenue - Hospitals – 21.5%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$280,000	$ 301,025
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	590,000	646,793
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	373,797
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	639,343
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	410,315
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040	1,000,000	1,050,310
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,076,060
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,099,210
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	845,378
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	278,968
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	884,640
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	467,764
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,273,780
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	574,877
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	859,792
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	679,296
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	578,655
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,169,350
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,169,580
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D” , 4%, 7/01/2048	500,000	516,665
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,120,600
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 9.395%, 8/26/2022	650,000	779,129
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,119,110
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	515,659
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	$415,000	$ 435,534
		$ 18,865,630
Healthcare Revenue - Long Term Care – 3.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$ 400,308
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	523,715
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	847,807
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	570,070
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	385,389
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	51,368
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	97,320
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,347
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	429,296
		$ 3,316,620
Healthcare Revenue - Other – 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$60,000	$ 60,174
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	566,514
		$ 626,688
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$ 570,298
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$ 119,674
Miscellaneous Revenue - Entertainment & Tourism – 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$ 839,550
Miscellaneous Revenue - Other – 2.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$105,000	$ 113,903
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	172,981
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	563,660
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	880,200
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	489,352
		$ 2,220,096
Multi-Family Housing Revenue – 2.8%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$ 547,295
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	869,167
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,055,890
		$ 2,472,352
Parking – 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/2034	$1,385,000	$ 1,388,684
Port Revenue – 1.5%
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	$650,000	$ 741,136
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5.75%, 6/01/2035	550,000	601,849
		$ 1,342,985
Sales & Excise Tax Revenue – 2.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$ 703,862
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	475,846
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	278,257
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,302
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	230,000	92,000
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$275,000	$ 31,397
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	135,000	30,021
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	110,000	22,996
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	285,000	56,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	105,000	19,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	70,000	12,181
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	7,430
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	151,960
		$ 1,886,687
Secondary Schools – 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$ 289,221
Single Family Housing - State – 1.7%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$ 1,530,975
State & Agency - Other – 6.3%
Howard County, MD, COP, ”A“, 8%, 8/15/2019	$805,000	$ 886,055
Howard County, MD, COP, ”B“, 8%, 8/15/2019	385,000	423,766
Howard County, MD, COP, ”B“, 8.15%, 2/15/2021	450,000	536,819
Howard County, MD, COP, ”C“, 8%, 8/15/2019	680,000	748,469
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	1,265,000	1,497,216
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	750,000	885,210
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	583,205
		$ 5,560,740
State & Local Agencies – 2.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$ 492,096
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	665,000	565,177
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	389,621
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	385,000	454,932
		$ 1,901,826
Tax - Other – 1.8%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$ 347,679
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	48,351
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	110,000	101,938
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	635,000	633,133
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”A“, AGM, 5%, 10/01/2025	210,000	223,488
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, ”B“, AGM, 5%, 10/01/2025	210,000	219,450
		$ 1,574,039
Tax Assessment – 5.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$350,000	$ 359,709
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	300,000	308,556
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	500,000	541,800
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 7%, 9/01/2038 (Prerefunded 9/01/2018)	400,000	414,516
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	229,000	229,140
Frederick County, MD, Special Obligation (Urbana Community Development Authority), ”A“, 5%, 7/01/2040	1,500,000	1,595,385
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	238,156
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	300,000	306,954
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	467,000	468,620
		$ 4,462,836
Tobacco – 0.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$215,000	$ 245,201
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 5.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	$1,365,000	$ 1,499,166
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”E“, AGM, 5.5%, 7/01/2020	50,000	52,859
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	870,000	811,084
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	170,000	148,065
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AGM, 5.5%, 7/01/2029	150,000	168,211
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	345,000	340,094
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	190,000	170,761
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	165,000	146,870
Washington Metropolitan Area Transit Authority Gross Rev., ”A“, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	485,000	510,661
Washington Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,354,103
		$ 5,201,874
Universities - Colleges – 8.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2034	$500,000	$ 548,145
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	500,000	580,295
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), ”A“, 5%, 7/01/2037	1,500,000	1,702,875
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	585,240
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	513,634
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,065,050
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	166,523
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	487,278
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	27,902
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	122,778
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	86,420
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,146,830
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	110,000	120,693
		$ 7,153,663
Universities - Dormitories – 3.3%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$ 558,845
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	878,385
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	545,985
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	321,786
Maryland Economic Development Corporation, Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	500,000	563,155
		$ 2,868,156
Utilities - Investor Owned – 0.9%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$ 752,790
Utilities - Municipal Owned – 0.9%
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$185,000	$ 195,848
Puerto Rico Electric Power Authority Rev., ”V“, AGM, 5.25%, 7/01/2027	560,000	617,619
		$ 813,467
Utilities - Other – 1.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	$55,000	$ 68,916
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	110,000	141,382
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	400,000	421,124
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	195,000	216,532
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	100,000	113,249
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	140,000	161,560
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	235,000	255,424
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	$55,000	$ 61,364
		$ 1,439,551
Water & Sewer Utility Revenue – 7.3%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042	$1,320,000	$ 1,484,657
Baltimore, MD, Rev., LEVRRS, NATL, 8.855%, 7/01/2020 (p)	1,650,000	1,817,260
Baltimore, MD, Wastewater Rev. Project, ”A“, NATL, 5.65%, 7/01/2020	600,000	630,408
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	22,238
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	116,184
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	226,783
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	223,022
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	25,000	28,061
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	30,000	33,242
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	16,976
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	39,499
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	62,323
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,201,500
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	550,000	516,136
		$ 6,418,289
Total Municipal Bonds		$86,449,625
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.25% (v)	242,419	$ 242,395
Other Assets, Less Liabilities – 1.3%		1,106,675
Net Assets – 100.0%		$87,798,695
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $242,395 and $86,449,625, respectively.
(p)	Primary inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
COP	Certificate of Participation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LEVRRS	Leveraged Reverse Rate Security
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$86,449,625	$—	$86,449,625
Mutual Funds	242,395	—	—	242,395
Total	$242,395	$86,449,625	$—	$86,692,020
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	628,060	21,530,247	(21,915,888)	242,419
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(87)	$24	$—	$9,173	$242,395

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Maryland	74.2%
Puerto Rico	6.5%
Washington D.C.	3.1%
Illinois	2.0%
New York	2.0%
Guam	1.7%
Tennessee	1.4%
California	1.2%
Kentucky	1.2%
Colorado	1.1%
Indiana	1.0%
Florida	0.8%
Pennsylvania	0.7%
Texas	0.6%
New Hampshire	0.6%
Georgia	0.6%
U.S. Virgin Islands	0.5%
Washington	0.4%
Nebraska	0.2%
Mississippi	0.1%
Virginia	0.1%
Michigan	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2017
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 2.2%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	$3,000,000	$ 3,516,870
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,751,670
		$ 5,268,540
General Obligations - General Purpose – 7.7%
Commonwealth of Massachusetts Consolidated Loan, Series I, 5%, 12/01/2034	$1,000,000	$ 1,203,890
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,182,880
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,872,008
Commonwealth of Massachusetts, “D”, 5%, 2/01/2033	3,000,000	3,621,930
Commonwealth of Massachusetts, “D”, 4%, 2/01/2044	2,000,000	2,131,640
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	651,181
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	612,516
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	748,410
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	82,286
Massachusetts Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,766,920
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	825,000	832,409
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	510,000	535,112
State of California, 6%, 11/01/2039	1,555,000	1,678,311
		$ 18,919,493
General Obligations - Schools – 1.0%
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$1,045,000	$ 1,096,048
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	3,375,000	1,286,820
		$ 2,382,868
Healthcare Revenue - Hospitals – 16.9%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$790,000	$ 849,321
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	1,315,000	1,441,582
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	245,230
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	358,248
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	578,188
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	826,175
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,234,800
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2036	1,000,000	1,148,990
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032	1,000,000	1,172,150
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2036	1,690,000	1,975,576
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,352,340
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,099,920
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,110,690
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032	950,000	952,270
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,740,555
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,733,220
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,000,000	2,251,640
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	693,768
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	463,020
Massachusetts Development Finance Agency Rev. (Umass Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,136,730
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,084,247
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,262,740
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	531,285
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038 (Prerefunded 7/01/2018)	1,000,000	1,018,090
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,608,210
Massachusetts Health & Educational Facilities Authority Rev. (Children's Hospital), “M”, 5.5%, 12/01/2039	1,000,000	1,076,840
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,071,160
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	1,375,000	1,435,844
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/2039	$2,000,000	$ 2,085,200
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,049,860
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	342,318
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	131,581
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	705,062
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	32,509
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	177,040
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	425,273
		$ 41,401,672
Healthcare Revenue - Long Term Care – 2.5%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$ 1,152,180
Massachusetts Development Finance Agency Refunding Rev., Newbridge on The Charles, Inc., 5%, 10/01/2037	1,250,000	1,364,450
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	500,710
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	557,445
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	200,000	201,784
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	368,043
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	17,049	17,054
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	6,011
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	500,000	574,845
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	1,000,000	1,249,790
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	21,869
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	142,964
		$ 6,157,145
Industrial Revenue - Environmental Services – 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$ 1,536,074
Miscellaneous Revenue - Other – 7.2%
Martha's Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$ 469,800
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,236,077
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037	2,000,000	2,221,800
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/2034	1,500,000	1,525,155
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,781,820
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,836,884
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,004,900
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,295,710
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,217,322
		$ 17,589,468
Multi-Family Housing Revenue – 3.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,080,000	$ 1,081,426
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,265,000	2,286,653
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,074,430
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,722,974
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	550,000	557,948
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,532,659
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,279,726
		$ 9,535,816
Parking – 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$ 3,329,640
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 6.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$ 1,863,828
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,077,491
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,891,957
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2034	3,275,000	3,960,097
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,387,665
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,624,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,604
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	615,000	246,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	755,000	86,198
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	480,000	94,349
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	130,000	21,466
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	412,016
		$ 14,675,671
Secondary Schools – 3.2%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$ 725,781
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	572,755
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,158,359
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,316
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”A“, 6.375%, 7/01/2030	830,000	888,374
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	1,095,310
Massachusetts Development Finance Agency Rev. (Milton Academy), ”A“, 5%, 9/01/2028	1,000,000	1,083,030
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,183,240
		$ 7,877,165
State & Local Agencies – 6.3%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$ 1,346,505
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	1,400,000	1,189,846
Massachusetts College Building Authority Project Rev., Capital Appreciation, ”A“, SYNCORA, 0%, 5/01/2022	8,310,000	7,591,683
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	275,000	314,097
Massachusetts College Building Authority Rev., ”A“, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,766,839
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2029	2,000,000	2,238,680
Massachusetts State College, Building Authority Project Rev., ”A“, 5%, 5/01/2032	760,000	865,587
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	35,000	40,078
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	51,277
		$ 15,404,592
Student Loan Revenue – 4.0%
Massachusetts Educational Financing Authority, ”J“, 5.625%, 7/01/2029	$920,000	$ 996,369
Massachusetts Educational Financing Authority, Education Loan Rev, ”A“, 4.25%, 1/01/2031	950,000	1,009,622
Massachusetts Educational Financing Authority, Education Loan Rev., ”H“, ASSD GTY, 6.35%, 1/01/2030	715,000	719,712
Massachusetts Educational Financing Authority, Education Loan Rev., ”I“, 6%, 1/01/2028	580,000	613,634
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	3,000,000	3,187,920
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.15%, 1/01/2026	765,000	798,056
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.2%, 1/01/2027	360,000	374,602
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	940,000	939,962
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 4.5%, 7/01/2024	1,025,000	1,070,910
		$ 9,710,787
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$ 278,143
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	91,329
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	365,000	412,596
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	230,000	259,212
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	225,000	253,024
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	120,000	134,650
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	370,000	411,266
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,853,182
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	295,000	273,379
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	$765,000	$ 766,522
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	815,000	812,604
		$ 5,545,907
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$1,335,000	$ 1,522,527
Toll Roads – 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., ”B“, 5%, 1/01/2032	$2,600,000	$ 2,754,388
Transportation - Special Tax – 4.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$ 3,394,549
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	240,000	192,689
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	275,000	284,779
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	560,000	615,843
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	280,277
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	2,410,000	2,246,795
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,230,000	1,360,589
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	465,000	405,001
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	495,000	487,961
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	190,000	169,123
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	481,606
		$ 9,919,212
Universities - Colleges – 21.1%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$ 2,125,039
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,749,165
Massachusetts Development Finance Agency Rev. (Boston University), ”V-1“, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,290,700
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,326,740
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	2,259,580
Massachusetts Development Finance Agency Rev. (Holy Cross), ”A“, 5%, 9/01/2041	2,040,000	2,422,663
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,302,730
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,669,085
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	150,000	172,664
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2036	850,000	978,120
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2039	2,875,000	2,955,126
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,075,920
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,235,400
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,245,453
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,637,674
Massachusetts Development Finance Agency Rev., Wheaton College Issue, ”H“, 5%, 1/01/2042	2,000,000	2,365,960
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,168
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,368
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,243,199
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	1,135,000	1,174,623
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), ”A“, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,053,990
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,283,360
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,500,000	1,612,875
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	250,000	262,120
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	1,285,000	1,372,290
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	715,000	764,121
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2028	640,000	672,198
Massachusetts Health and Educational Facilities Authority Rev. (Stonehill College), ”L“, 5%, 7/01/2029	300,000	315,093
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,075,000	1,022,669
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	323,586
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	$310,000	$ 268,364
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	102,309
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	336,504
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	51,167
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	23,044
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	526,715
University of Massachusetts Building Authority Project Rev., ”1“, 5%, 11/01/2039	3,000,000	3,354,930
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,945,650
		$ 51,726,362
Universities - Dormitories – 0.9%
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$ 1,107,340
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,105,750
		$ 2,213,090
Utilities - Investor Owned – 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$ 1,054,280
Utilities - Municipal Owned – 0.5%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$590,000	$ 648,015
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	200,000	221,276
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	259,250
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	170,000	157,110
		$ 1,285,651
Utilities - Other – 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	$805,000	$ 847,512
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2021	405,000	449,720
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	210,000	237,823
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	480,000	521,717
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	178,513
		$ 2,235,285
Water & Sewer Utility Revenue – 3.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$90,000	$ 90,402
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	225,000	227,327
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	305,000	334,429
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,631,974
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,678,340
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,184
Massachusetts Water Resouces Authority, General Rev., ”B“, 5.25%, 8/01/2030	620,000	814,004
Massachusetts Water Resources Authority, ”B“, AGM, 5.25%, 8/01/2029	595,000	776,743
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	2,152,248
		$ 8,780,651
Total Municipal Bonds		$240,826,284
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.25% (v)	857,984	$ 857,899
Other Assets, Less Liabilities – 1.4%		3,377,503
Net Assets – 100.0%		$245,061,686
5

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $857,899 and $240,826,284, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$240,826,284	$—	$240,826,284
Mutual Funds	857,899	—	—	857,899
Total	$857,899	$240,826,284	$—	$241,684,183
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,735,298	58,126,833	(59,004,147)	857,984
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(100)	$(30)	$—	$27,485	$857,899

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Massachusetts	82.0%
Puerto Rico	5.3%
Illinois	2.3%
California	2.0%
Guam	1.7%
Colorado	1.0%
Pennsylvania	0.9%
Florida	0.9%
Tennessee	0.9%
Kentucky	0.6%
Texas	0.6%
New York	0.5%
New Hampshire	0.3%
Louisiana	0.3%
Washington	0.3%
New Jersey	0.2%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2017
MFS®  Mississippi
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport Revenue – 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$ 127,883
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	82,348
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,393
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	263,456
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,713
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,878
		$ 632,671
General Obligations - General Purpose – 15.1%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$ 714,962
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	38,240
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	43,886
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	588,640
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	663,214
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,251,650
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	597,240
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	533,050
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,193,590
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,189,100
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	150,000	157,386
State of California, 6%, 11/01/2039	700,000	755,510
State of Illinois, “C”, 5%, 11/01/2029	395,000	428,488
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,203,870
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,214,980
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,203,010
State of Mississippi, “F”, 5%, 11/01/2029	650,000	780,195
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,116,880
		$ 13,673,891
General Obligations - Schools – 9.8%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$ 23,234
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	23,200
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	17,361
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,557
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	490,000	533,502
Lamar County, MS, School District, 5%, 9/01/2031	1,095,000	1,275,073
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,178,420
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	576,205
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	578,720
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	848,109
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	910,000	1,006,023
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/2028 (Prerefunded 4/01/2018)	1,000,000	1,009,740
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	1,000,000	1,212,820
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	578,309
		$ 8,872,273
Healthcare Revenue - Hospitals – 11.2%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$300,000	$ 322,527
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	573,685
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	352,128
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	421,405
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	66,255
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	$20,000	$ 21,930
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	544,795
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,109,780
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,105,000	2,257,065
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,330
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,056,930
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.5%, 4/01/2019	250,000	250,118
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.75%, 4/01/2023	250,000	249,998
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	230,972
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	592,036
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	146,800
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	80,473
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	199,178
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	676,250
		$ 10,154,655
Industrial Revenue - Paper – 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$ 870,210
Miscellaneous Revenue - Other – 0.3%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$ 130,979
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	99,786
		$ 230,765
Multi-Family Housing Revenue – 1.1%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$ 1,045,800
Sales & Excise Tax Revenue – 3.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$ 720,755
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	492,255
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	315,715
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	667,013
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	967,972
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	240,000	96,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	295,000	33,680
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	185,000	36,364
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	8,256
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	161,360
		$ 3,499,370
Single Family Housing - State – 1.1%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 ”, GNMA, 5.625%, 6/01/2039	$90,000	$ 91,921
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	855,000	883,078
		$ 974,999
State & Local Agencies – 16.7%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$470,000	$ 508,319
Forest County, MS, Development Bank Special Obligation (Public Improvement Project), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	750,000	780,000
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	1,000,000	1,061,130
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	282,374
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	640,000	641,651
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,089,420
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	$345,000	$ 378,786
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	393,725
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	413,725
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	556,610
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	555,370
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	895,713
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	551,750
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	549,480
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	790,287
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	548,205
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,272,696
Mississippi Development Bank Special Obligation, (Biloxi, Mississippi Refunding Project), BAM, 5%, 11/01/2027	1,090,000	1,292,293
Mississippi Development Bank Special Obligation, (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	1,500,000	1,830,480
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	390,000	460,839
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	292,827
		$ 15,145,680
Tax - Other – 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$125,000	$ 133,723
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	42,978
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	510,000	472,622
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	315,000	314,074
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	887,663
		$ 1,851,060
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$420,000	$ 478,997
Toll Roads – 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$160,000	$ 181,989
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	345,256
		$ 527,245
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$ 1,246,559
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	9,038
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	910,000	848,375
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	222,098
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	545,000	537,250
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	5,000	4,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	20,000	18,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	35,000	31,170
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	189,202
		$ 3,107,318
Universities - Colleges – 21.1%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$ 1,057,530
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	974,804
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,605,555
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,180,691
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/2023	880,000	987,686
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	476,636
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	416,780
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038	1,000,000	1,175,910
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036	$1,585,000	$ 1,762,869
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	590,000	813,622
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	15,000	15,000
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	480,000	568,402
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,181,620
The University of Mississippi Medical Center, Educational Building Corp. Rev., “A”, 5%, 6/01/2047	1,250,000	1,433,750
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	601,535
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	598,920
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2018)	1,000,000	1,026,020
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	755,133
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY, 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	490,000	518,841
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	2,059,431
		$ 19,210,735
Universities - Dormitories – 1.5%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$ 1,043,480
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	130,000	142,423
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	145,000	161,373
		$ 1,347,276
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$ 401,913
Utilities - Municipal Owned – 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$ 352,000
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	82,979
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	93,771
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	164,089
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 7/01/2027 (Prerefunded 7/01/2019)	155,000	162,115
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 7/01/2028 (Prerefunded 7/01/2019)	100,000	104,664
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 7/01/2029 (Prerefunded 7/01/2019)	485,000	508,333
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	568,790
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,001
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,015
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,003
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,020
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	95,000	87,001
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	8,987
		$ 2,297,768
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$ 205,428
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	107,586
		$ 313,014
Water & Sewer Utility Revenue – 5.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$ 33,356
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	285,000	312,500
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	160,444
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,188
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,637
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	$2,000,000	$ 2,273,360
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,061
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	33,242
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,976
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,499
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	934,853
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,344,464
		$ 5,242,580
Total Municipal Bonds		$89,878,220
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.25% (v)	861	$ 861
Other Assets, Less Liabilities – 1.1%		956,443
Net Assets – 100.0%		$90,835,524
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $861 and $89,878,220, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,878,220	$—	$89,878,220
Mutual Funds	861	—	—	861
Total	$861	$89,878,220	$—	$89,879,081
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	285,770	13,270,846	(13,555,755)	861
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(106)	$—	$—	$7,584	$861

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Mississippi	76.8%
Puerto Rico	5.1%
Guam	2.6%
California	2.4%
Massachusetts	2.4%
Illinois	2.2%
New York	1.6%
Colorado	1.1%
Michigan	1.1%
New Hampshire	0.9%
Wisconsin	0.8%
Virginia	0.6%
Kentucky	0.5%
Texas	0.5%
Tennessee	0.4%
Florida	0.3%
Oklahoma	0.3%
South Carolina	0.3%
Washington	0.3%
New Jersey	0.2%
Pennsylvania	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2017
MFS®  Municipal
Income Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.7%
Alabama - 0.6%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$ 1,039,266
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,675,066
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	897,184
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	856,364
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	984,692
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	989,830
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,756,916
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	334,989
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	503,171
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,753,026
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,903,105
		$ 18,693,609
Arizona - 1.6%
Arizona Board of Regents, State University System Rev., “B”, 5%, 7/01/2042	$1,900,000	$ 2,267,346
Arizona Board of Regents, State University System Rev., “B”, 5%, 7/01/2043	1,630,000	1,945,144
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,061,110
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	797,513
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	100,443
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	168,019
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	442,939
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,153,460
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,691,925
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,125,685
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	174,453
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	173,270
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	95,000	99,010
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	7,000,000	8,247,470
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,829,614
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	493,650
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	147,045
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	594,219
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	354,226
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	778,442
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	611,212
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	959,780
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	880,622
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	961,898
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	637,908
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	690,000	681,354
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	635,000	636,238
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	545,518
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2038	8,000,000	9,594,960
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2037	1,530,000	1,863,402
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2038	1,530,000	1,860,373
Salt River, AZ, Agricultural Improvement Power District, Electric System Rev., “A”, 5%, 1/01/2039	1,020,000	1,239,249
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	5,000,000
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,595,000	1,595,702
		$ 52,713,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,665,000	$ 1,935,413
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	488,035
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	4,995,000	1,579,569
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,715,517
		$ 5,718,534
California - 11.1%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$ 1,142,255
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,829,299
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	5,132,173
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,698,909
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	11,011,594
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	925,000	1,072,482
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038 (Prerefunded 10/01/2018)	4,610,000	4,741,247
California Health Facilities Financing Authority Rev. (Lucile Salter Packard Children's Hospital at Standord), “A”, 5%, 11/15/2056	4,365,000	5,134,200
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,747,003
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,955,470
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,612,500
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	4,075,000	4,087,999
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	868,700
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,736,013
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	1,785,000	1,842,370
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,758,060
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,999,393
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,743,839
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,598,708
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	267,136
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	943,959
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.22%, 8/01/2023 (Put Date 2/01/2018)	3,760,000	3,758,195
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 1.3%, 11/01/2042 (Put Date 1/16/2018)	5,760,000	5,760,058
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	297,073
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	577,279
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	572,720
California Public Finance Authority Rev. (Sharp Healthcare), “A”, 4%, 8/01/2047	17,000,000	18,239,130
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	2,950,000	3,163,403
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,470,524
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,685,138
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	602,403
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	628,881
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	571,493
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,470,570
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	631
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,690,000	1,693,296
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,984,155
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	542,894
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,049,029
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,118,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	$855,000	$ 923,913
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	110,000	121,552
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	215,498
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	717,085
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,732,375
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	5,068,922
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,096,999
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	95,000	95,095
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	1,655,000	1,682,771
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,256,602
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,951,154
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,152,748
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,686,958
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,722,049
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	12,941,275
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,502,230
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,415,000	3,456,185
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	9,765,000	11,158,466
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	995,000	1,008,900
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	9,645,000	2,186,811
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,914,226
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	678,426
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	539,299
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	544,306
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	921,762
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,214,968
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,790,268
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,614,664
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,768,830
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	866,135
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	3,941,666
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	404,289
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,341,295
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,249,460
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,830,110
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,494,986
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,492,797
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,802,005
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,991,887
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,883,540
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,416,679
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,949,926
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,936,899
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039	4,655,000	5,432,338
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,752,000
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	7,001,640
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	930,624
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,715,658
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,972,825
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	578,810
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,735,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	$6,000,000	$ 6,825,300
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	389,922
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,363,942
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,310,080
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,172,871
State of California, 5%, 4/01/2024	4,365,000	4,946,593
State of California, 5.25%, 10/01/2028	2,965,000	3,350,954
State of California, 5%, 8/01/2029	5,000,000	6,101,950
State of California, 6.5%, 4/01/2033	4,000,000	4,249,160
State of California, 5%, 9/01/2034	9,000,000	10,788,660
State of California, 6%, 11/01/2039	3,000,000	3,237,900
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	2,075,000	2,358,341
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	915,000	1,043,274
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,518,906
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,005,000	754,261
		$ 362,906,587
Colorado - 4.0%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2034	$2,535,000	$ 3,020,529
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2035	5,000,000	5,953,300
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,829,574
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	218,776
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	808,302
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	657,393
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	596,682
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	547,046
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	542,084
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	781,277
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,961,911
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,134,342
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,099,600
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,533,034
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,568,000
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,191,460
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,358,237
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,186,458
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	360,000	382,036
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	725,000	766,485
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,079,170
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	4,951,417
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,885,417
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,485,100
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,280,654
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,838,600
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,602,040
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,772,955
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,172,369
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	11,207,200
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,251,680
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,100,332
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	615,000	700,221
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,848,024
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,332,319
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,465,000	1,671,052
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2046	1,220,000	1,386,994

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	$1,470,000	$ 1,719,665
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,934,813
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,038,064
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,037,886
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,668,252
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,877,711
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	5,986,834
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,577,507
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,673,650
		$ 132,216,452
Connecticut - 1.5%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$475,000	$ 475,123
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,990,000	3,399,450
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	1,270,000	1,384,567
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,570,050
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,870,000	1,952,804
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,060,000	3,214,255
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,205,000	2,295,515
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2028	4,290,000	5,019,858
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	2,375,000	2,758,895
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2030	2,355,000	2,719,789
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,015,000	2,315,316
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	2,275,000	2,413,934
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	5,060,060
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	5,054,592
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	5,071,146
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,335,000	1,569,106
		$ 49,274,460
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$ 259,856
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	250,000	276,225
		$ 536,081
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$ 2,648,739
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	630,000	702,696
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,526,140
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	560,000	677,628
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	1,450,000	1,754,572
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	210,000	208,261
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	240,000	237,451
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	148,140
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,342,273
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,180,001
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	11,570,000	12,325,637
		$ 29,751,538
Florida - 3.0%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$ 22,511
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,126,594
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	523,722
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,524,355
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	825,000	826,196
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,220,000	3,375,236
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,485,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	$100,000	$ 101,047
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	835,000	924,303
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	1,265,000	1,415,295
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	181,973
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	245,000	245,561
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,556,280
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,626,709
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023	250,000	263,820
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,572,682
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,392,451
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	310,932
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	785,000	799,899
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,560,000	1,642,399
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	2,475,000	2,533,534
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	872,440
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	432,148
Florida Municipal Power Agency Rev., Unrefunded Balance, 5%, 10/01/2031	150,000	153,417
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	2,685,000	2,775,055
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	307,467
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	435,000	456,563
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/2018	500,000	507,250
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,345,000	1,317,172
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,197,889
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	345,000	351,293
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	130,000	133,743
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	200,000	202,878
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	647,780
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	215,000	218,726
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	265,000	265,723
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,520,000	1,518,982
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	2,000,000	2,185,440
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,331,083
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,821,640
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	654,738
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/2033	500,000	505,820
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039	1,000,000	1,088,380
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	8,248,917
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	35,000	32,198
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	298,248
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	143,141
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	243,869
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,322,542
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	1,115,000	1,313,938
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	1,010,000	1,188,315
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	845,000	991,819
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	980,000	1,148,452
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	521,710
Palm Beach County, FL, Solid Waste Authority Improvement Rev., BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	312,128
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	130,000	133,216
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	330,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2037	$660,000	$ 727,300
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2042	780,000	856,409
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,195,000	1,307,975
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	2,195,000	2,392,528
South Broward, FL, Hospital District Rev., 5%, 5/01/2036 (Prerefunded 5/01/2018)	500,000	505,735
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,073,944
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	141,440
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,521,521
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	36,585
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	280,961
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	253,989
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	539,858
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,619,328
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	45,000	45,241
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2/01/2018	3,815	3,624
		$ 96,932,176
Georgia - 2.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$ 1,071,825
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,068,757
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,595,752
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	903,184
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	2,990,187
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,484,174
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	715,877
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,242,908
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,284,026
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,938,120
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,589,328
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,886,995
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,348,194
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc.), “A”, 5%, 7/01/2046	9,100,000	10,398,752
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	4,026,288
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,498,625
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,805,000	4,068,610
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,610,000	1,686,008
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	5,048,859
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,033,934
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,162,594
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,475,005
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	130,000	132,861
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	4,000,000	4,583,000
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2045	5,000,000	5,711,650
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	5,011,340
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	540,000	553,311
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	645,000	660,899
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	639,023
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	431,856
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., ETM, 6.25%, 7/01/2018	705,000	721,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	$2,055,000	$ 2,058,761
		$ 88,022,172
Guam - 0.1%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$ 583,270
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	998,397
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	139,246
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	405,664
		$ 2,126,577
Hawaii - 1.0%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$ 7,812,695
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,411,972
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	330,000	370,036
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,245,354
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,915,601
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,539,942
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	950,215
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,153,328
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,538,741
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,023,951
		$ 31,961,835
Illinois - 11.3%
Chicago, IL, “A”, 5.25%, 1/01/2028	$345,000	$ 377,782
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,163,813
Chicago, IL, “A”, AGM, 5%, 1/01/2022	15,000	15,053
Chicago, IL, “A”, AGM, 5%, 1/01/2022	125,000	125,310
Chicago, IL, “A”, AGM, 5%, 1/01/2023	15,000	15,020
Chicago, IL, “A”, AGM, 5%, 1/01/2023	80,000	80,201
Chicago, IL, “A”, AGM, 5%, 1/01/2024	10,000	10,035
Chicago, IL, “A”, AGM, 5%, 1/01/2025	10,000	10,025
Chicago, IL, “A”, AGM, 5%, 1/01/2026	5,000	5,008
Chicago, IL, “A”, AGM, 5%, 1/01/2027	205,000	205,443
Chicago, IL, “A”, AGM, 5%, 1/01/2028	7,700,000	8,112,258
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	520,000	521,752
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	1,055,000	1,058,439
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,625,000	2,630,775
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,430,000	3,437,477
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	1,062,981
Chicago, IL, “B”, AGM, 4.75%, 1/01/2032	1,660,000	1,665,594
Chicago, IL, “C”, NATL, 5%, 1/01/2023	350,000	350,494
Chicago, IL, “C”, NATL, 5%, 1/01/2028	170,000	170,240
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,090,000	3,094,357
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,019,833
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 1/01/2022	2,825,000	2,834,492
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 12/01/2024	2,165,000	2,172,339
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AMBAC, 5%, 12/01/2022	2,710,000	2,719,106
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AMBAC, 5%, 12/01/2023	575,000	576,949
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2020	1,635,000	1,640,494
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2021	1,030,000	1,033,461
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,628,405
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,178,036
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	968,531
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	6,293,913
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	1,998,313
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	774,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	$825,000	$ 781,275
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	540,807
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	11,726,858
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,379,959
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	2,470,000	2,505,395
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	3,955,000	4,011,675
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,559,627
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	6,051,260
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	875,000	954,450
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	865,000	940,030
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,285,000	17,040,291
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,242,970
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	1,205,000	1,241,029
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	1,175,000	1,205,433
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	7,194,340
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,298,406
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,339,128
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,111,590
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	350,000	366,125
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	10,208,563
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,734,199
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,079,181
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	535,781
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,173,821
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,178,890
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	6,156,787
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,605,000	1,766,896
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,920,005
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	715,568
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	5,062,142
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	10,673,929
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	245,000	285,479
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	161,671
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	681,818
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	618,123
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,588,979
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,590,763
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,282,831
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,588,875
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,080,926
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,329,255
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,193,335
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,628,571
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	610,000	700,914
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	450,000	514,449
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.303% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	886,062
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	3,998,100
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,164,706
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,723,529
Illinois Finance Authority Rev. (Provena Health), 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	38,397
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,196,006
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,460,000	6,844,370
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	564,346
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	821,221
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	678,443
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	874,317
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,622,220
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,659,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	$10,000,000	$ 11,224,900
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	9,810,000	9,749,767
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	539,049
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,081,430
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	534,502
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	2,730,000	3,156,726
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,647,461
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	4,455,000	5,007,375
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	10,615,000	12,106,089
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	1,250,000	1,252,137
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,713,350
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2018	785,000	799,734
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	1,315,000	1,378,330
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	765,000	875,497
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	785,000	896,007
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A”, BAM, 5%, 6/15/2042	4,550,000	4,837,378
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	5,430,000	6,230,328
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, 0%, 6/15/2018	15,000	14,815
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, ETM, NATL, 0%, 6/15/2018	495,000	491,614
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,859,980
State of Illinois, 5%, 1/01/2028	425,000	445,179
State of Illinois, 5%, 5/01/2028	870,000	929,195
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,729,895
State of Illinois, 5%, 11/01/2028	2,005,000	2,172,959
State of Illinois, 5%, 2/01/2029	2,180,000	2,361,790
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,692,308
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,912,775
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,597,600
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,645,693
State of Illinois, NATL, 5%, 4/01/2021	3,855,000	3,863,481
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,329,817
State of Illinois, “A”, 5%, 11/01/2018	16,185,000	16,500,446
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,341,988
State of Illinois, “C”, 5%, 11/01/2029	13,785,000	14,953,692
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	3,120,000	3,447,382
		$ 371,285,307
Indiana - 1.0%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$3,370,000	$ 3,759,201
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), ”A“, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	3,000,000	3,180,180
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,271,993
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	576,099
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,428,668
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	2,190,000	2,394,108
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	1,595,000	1,724,402
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029	4,000,000	4,506,080
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,232,466
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), ”A“, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	4,954,051
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,329,270
University of Southern Indiana Rev. (Student Fee), ”J“, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,875,000	2,007,956
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	393,241
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	903,539
		$ 31,661,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.7%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$ 1,361,004
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,520,569
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,222,459
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,335,160
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.625%, 12/01/2019	1,220,000	1,249,658
Iowa Student Loan Liquidity Corp. Rev., ”A-1“, 4.875%, 12/01/2020	220,000	226,521
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.5%, 12/01/2025	1,000,000	1,064,620
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.6%, 12/01/2026	990,000	1,055,162
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.7%, 12/01/2027	80,000	84,794
Iowa Student Loan Liquidity Corp. Rev., ”A-2“, 5.75%, 12/01/2028	1,690,000	1,790,977
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,088,635
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”C“, 5.625%, 6/01/2046	5,920,000	5,920,118
		$ 22,919,677
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$ 4,203,104
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,657,050
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,424,862
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	743,866
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,150,000	1,158,452
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,525,772
		$ 10,713,106
Kentucky - 1.6%
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	$3,390,000	$ 3,852,193
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,032,786
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), ”A“, 2.5%, 5/15/2022	9,480,000	9,483,128
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), ”A“, 5.375%, 8/15/2024	2,305,000	2,360,597
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), ”A“, 5.625%, 8/15/2027	770,000	789,265
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), ”B, 5%, 8/15/2041	4,235,000	4,760,775
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	590,000	666,346
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,685,000	3,006,717
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	2,530,000	2,806,276
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,655,000	1,826,011
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,290,000	1,466,304
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,070,000	2,276,979
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,964,877
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	6,099,280
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,259,580
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039	3,000,000	3,239,520
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,769,215
		$ 51,659,849
Louisiana - 1.2%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$ 2,159,665
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,501,043
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,653,956
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	2,500,000	2,580,025
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	646,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	$2,240,000	$ 2,512,899
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,563,100
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	6,722,640
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,910,908
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	4,601,530
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,536,841
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,468,031
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,153,110
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	1,810,000	1,886,835
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	920,424
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,137,480
		$ 37,954,903
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	$570,000	$ 611,661
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	3,680,000	3,783,040
		$ 4,394,701
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$ 2,041,040
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,810,665
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,882,455
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,565,000	1,695,834
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	1,285,000	1,331,633
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	5,000,000	5,878,000
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	150,000	152,637
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	155,000	158,447
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	1,105,000	1,130,614
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	3,845,000	4,022,562
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,397,592
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	180,000	205,747
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	125,000	142,174
Maryland Economic Development Corp. Refunding Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	225,000	255,069
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	795,000	862,933
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	813,970
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	5,090,000	6,003,095
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,624,851
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,515,162
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,745,000	1,972,967
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	1,090,000	1,228,615
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	4,845,000	5,419,472
Montgomery County, MD, General Obligation Consolidated Public Improvement, “A”, 5%, 10/01/2026	5,000,000	6,234,100
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	185,000	205,135
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	315,000	346,850
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	330,000	361,888
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	3,370,000	3,380,042
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,806,697
		$ 58,880,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 6.9%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$ 3,083,964
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	15,470,000	18,523,004
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2047	10,935,000	13,042,721
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/2030	5,000,000	6,618,600
Commonwealth of Massachusetts, “H”, 5%, 12/01/2026	10,000,000	12,391,300
Commonwealth of Massachusetts, “J”, 5%, 12/01/2036	19,615,000	23,579,584
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	3,245,000	3,563,432
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	580,000	590,846
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	1,420,000	1,446,909
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	11,238,700
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,735,497
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	1,000,000	1,078,900
Massachusetts Development Finance Agency Refunding Rev., Newbridge on The Charles, Inc., 5%, 10/01/2037	110,000	120,072
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,781,167
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,694,882
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,022,341
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	250,000	290,843
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	5,500,000	6,268,460
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,176,170
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	510,917
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	275,000	339,900
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	435,000	543,659
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031	2,780,000	3,071,038
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036	1,670,000	1,830,587
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2033	7,500,000	8,944,200
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	5,000,000	5,943,600
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	70,000	72,235
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	208,650
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	499,355
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	698,920
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	817,693
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	415,000	477,702
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,637,194
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,300,000	1,470,781
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,279,766
Massachusetts Development Finance Agency Rev., Newbridge On The Charles, Inc., 5%, 10/01/2047	290,000	314,659
Massachusetts Development Finance Agency Rev., Newbridge On The Charles, Inc., 5%, 10/01/2057	950,000	1,026,779
Massachusetts Development Finance Agency Rev., Wheaton College Issue, “H”, 5%, 1/01/2042	1,000,000	1,182,980
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	2,380,000	2,381,952
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	1,150,000	1,150,805
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	706,368
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	1,040,000	1,109,961
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	705,000	749,246
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,035,000	1,041,821
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	239,094
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,364,624
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,190,000	1,233,994
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,235,000	1,284,931
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	14,070,000	14,069,437
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,765,000	1,764,929
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,175,000	3,457,035
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	11,415,000	11,552,551
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	2,600,000	2,776,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	$1,455,000	$ 1,554,958
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	520,713
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	510,835
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	1,925,000	1,951,777
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	14,216,625
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,502,472
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	1,475,000	1,528,026
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	8,895,000	10,744,182
		$ 224,530,961
Michigan - 2.4%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	$1,730,000	$ 1,808,127
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,851,615
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	5,920,000	6,470,974
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	316,157
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	437,995
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	5,745,000	6,638,233
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	3,155,000	3,566,948
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	3,710,000	4,304,973
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	685,000	708,331
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	896,103
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	5,430,000	5,205,524
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,196,420
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,383,660
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	908,400
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	2,019,711
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,300,749
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	580,000	651,021
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	450,000	494,127
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	902,664
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	485,000	537,419
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	240,000	271,610
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	570,000	643,268
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2034	3,235,000	3,837,939
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2035	3,775,000	4,467,826
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,544,916
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,699,939
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,680,000	1,785,991
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,069,956
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,428,416
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,142,070
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	698,731
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	533,286
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,153,926
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	8,283,933
		$ 80,160,958

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	$2,500,000	$ 2,956,450
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	3,000,000	3,534,630
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,500,000	1,579,410
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	6,840,401
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	240,000	245,340
University of Minnesota, “A”, 5%, 12/01/2025	710,000	796,563
		$ 15,952,794
Mississippi - 1.0%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$ 2,643,825
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,721,801
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,750,000	2,030,490
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	617,003
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,072,801
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,603,632
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,560,000	4,012,939
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038	1,250,000	1,469,888
State of Mississippi, “B”, 5%, 12/01/2025	585,000	713,770
State of Mississippi, “B”, 5%, 12/01/2032	2,500,000	3,014,175
State of Mississippi, “B”, 5%, 12/01/2033	2,500,000	3,007,525
State of Mississippi, “B”, 5%, 12/01/2034	5,000,000	6,001,750
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,762,785
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	647,064
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,274,605
		$ 33,594,053
Missouri - 0.4%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$ 648,856
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,465,624
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	816,286
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	2,987,350
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	430,000	474,398
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	1,035,000	1,111,683
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	1,185,000	1,245,281
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,205,000	1,265,768
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	147,043
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	98,278
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	269,181
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	230,000	234,407
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	735,000	755,367
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	2,290,000	2,360,074
		$ 13,879,596
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$1,580,000	$ 1,616,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - 0.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$2,265,000	$ 2,838,090
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	4,540,000	5,835,217
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), “A”, 5.875%, 7/01/2040	6,355,000	7,001,939
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	790,000	800,199
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,190,000	2,291,134
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	400,000	402,816
		$ 19,169,395
Nevada - 0.0%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$630,000	$ 654,683
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	780,186
		$ 1,434,869
New Hampshire - 0.3%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$ 4,952,477
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	460,000	498,474
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	184,745
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,774,752
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,744,133
		$ 9,154,581
New Jersey - 5.2%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$360,000	$ 417,910
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	485,000	556,314
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	600,000	685,146
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,665,000	1,932,832
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,670,000	1,915,557
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	305,000	349,249
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	404,515
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	621,228
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	947,555
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	617,254
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	615,456
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,269,972
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,511,930
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,200,186
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,696,778
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	545,769
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	530,014
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,599,856
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	972,260
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	484,612
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	610,000	672,745
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	510,000	560,750
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	2,855,000	3,127,196
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	595,000	614,570
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,882,312

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	$400,000	$ 456,964
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	422,692
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,343,100
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,915,000	1,892,192
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,400,000	8,377,068
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	485,000	537,550
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,537,648
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	6,220,319
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,363,178
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,349,921
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	1,979,799
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	1,984,492
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,749,604
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,036,758
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,366,070
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,925,000	2,922,484
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	14,730,000	14,971,277
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,150,000	1,167,135
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,015,000	5,919,843
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	25,600,000	25,951,232
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	3,985,000	3,895,975
New Jersey Transportation Trust Fund Authority, “B”, AMBAC, 5.5%, 9/01/2026	3,525,000	4,174,904
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2035	3,725,000	1,797,797
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2036	9,720,000	4,487,918
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,985,000	4,569,520
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	8,585,000	8,705,104
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	6,865,000	6,958,845
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	3,325,000	3,614,840
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,568,750
		$ 171,054,945
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2031	$2,500,000	$ 3,041,825
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	2,300,000	2,778,975
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	9,975,000	10,824,571
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	11,983,308
		$ 28,628,679
New York - 3.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$ 2,188,693
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	4,774,125
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	1,610,000	442,621
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,338,280
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,596,116
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,188,065
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,500,000	1,652,355
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,747,528
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	13,870,000	14,607,468
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	112,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Memorial Sloan-Kettering Cancer), “1”, 5%, 7/01/2042	$3,500,000	$ 4,170,250
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,475,000	1,557,010
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,395,000	1,468,712
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	200,000	223,872
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	5,769,850
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,488,903
New York Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds Rev. (New York City Municipal Water Finance Authority Projects-Second Resolution Bonds), “B”, 5%, 6/15/2025	2,300,000	2,555,714
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	2,745,000	3,007,065
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	15,286,610
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,531,617
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,551,850
New York Mortgage Agency Rev., “54”, 4%, 4/01/2047	4,875,000	5,213,959
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,467,942
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,080,000	2,450,906
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,601,884
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	817,594
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Project), “A”, 5.25%, 1/01/2050	5,000,000	5,547,250
New York, NY, “B-1”, 5%, 12/01/2041	3,500,000	4,136,755
New York, NY, “J-4”, FLR, 2.26% (MUNIPSA + 0.55%), 8/01/2025	1,715,000	1,714,966
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	5,574,420	5,885,584
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,707,296
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	7,000,000	8,267,000
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,170,000	1,170,819
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	115,585
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	115,787
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	1,874,042
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,576,942
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	950,000	1,087,988
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	480,000	547,622
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,710,000	3,045,037
		$ 125,604,196
North Carolina - 0.6%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	$100,000	$ 107,853
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	370,000	391,837
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,350,000	1,424,655
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	285,000	326,656
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	100,000	114,204
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	229,528
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	279,516
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	301,513
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	610,000	679,101
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	1,195,000	1,321,108
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,440,000	2,695,614
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	975,000	1,077,141
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2031	1,600,000	1,894,928
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,363,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	$1,375,000	$ 1,488,438
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,822,825
		$ 19,518,605
North Dakota - 0.4%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$3,105,000	$ 3,473,843
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,620,000	4,013,494
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	2,585,000	2,844,922
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	1,555,000	1,704,342
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	895,000	929,574
		$ 12,966,175
Ohio - 2.1%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024	$1,500,000	$ 1,685,160
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	8,500,000	8,500,085
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,225,000	1,273,032
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,050,000	1,173,701
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,295,811
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	890,000	1,007,088
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,531,953
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,061,957
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	3,006,973
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	197,250
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	258,255
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	345,748
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,390,120
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,810,674
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,095,000	1,100,234
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,195,000	4,215,639
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	143,983
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	763,524
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	973,489
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,234,988
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	405,000	451,324
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,787,829
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,161,904
		$ 68,370,721
Oklahoma - 1.0%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	$220,000	$ 225,696
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	4,855,000	5,318,944
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	5,590,000	6,221,223
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,578,107
Oklahoma Industrial Authority Rev. (Oklahoma Medical Research Foundation), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	4,000,000	4,079,720
Oklahoma Turnpike Authority, Turnpike System Second Senior Rev., “C”, 5%, 1/01/2047	2,305,000	2,725,847
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	833,648
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	5,002,691
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	279,074
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,365,000	3,668,052
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,569,686
		$ 31,502,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.9%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Williamette View Project), “A”, 5%, 11/15/2032	$110,000	$ 119,638
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Williamette View Project), “A”, 5%, 11/15/2037	80,000	85,791
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Williamette View Project), “A”, 5%, 11/15/2047	240,000	255,168
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Williamette View Project), “A”, 5%, 11/15/2052	240,000	253,183
Oregon Facilities Authority Rev. (Legacy Health), “A”, 5%, 6/01/2046	9,000,000	10,316,340
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	7,500,000	8,895,450
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,340,000	1,552,189
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	4,000,000	4,908,760
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,750,000	2,121,105
		$ 28,507,624
Pennsylvania - 6.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$240,000	$ 267,067
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	720,000	794,959
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,125,000	1,163,194
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,288,260
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	530,000	615,717
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	637,994
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	470,000	543,973
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	215,000	248,467
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	1,115,000	1,171,843
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	530,000	563,295
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	645,000	680,152
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	521,816
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,014,065
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	755,090
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	2,005,347
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	785,619
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,397,999
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,019,960
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	778,734
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	4,756,740
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	524,761
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	85,000	88,581
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,585,613
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	505,989
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	410,000	411,009
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	9,640,000	9,859,792
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	7,315,000	6,216,945
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	406,928
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	516,121
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	522,845
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	282,991
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	769,884
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	280,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	$9,610,000	$ 10,765,314
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	5,957,392
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	510,000	535,831
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	755,000	837,272
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	675,000	776,203
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	690,000	801,808
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	630,000	743,419
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,748,936
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,095,000	1,285,256
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,099,073
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,039,634
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2031	1,140,000	1,329,593
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	1,780,000	2,039,560
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.2%, 8/01/2045 (Put Date 2/01/2018)	7,510,000	7,509,174
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	445,000	525,162
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,317,966
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	561,648
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	2,305,000	2,566,064
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	3,915,000	4,116,975
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	2,215,000	2,588,626
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	2,250,000	2,623,432
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	459,372
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	315,000	323,716
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,090,000	2,146,534
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	1,700,000	1,747,379
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,530,000	1,570,637
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	1,180,000	1,212,544
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,584,347
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,252,209
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	166,529
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	396,191
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	1,040,000	1,201,886
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	10,810,000	12,381,017
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2037	2,080,000	2,315,331
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	8,300,000	9,046,668
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	350,000	352,212
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	505,000	508,151
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	565,000	607,420
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,005,000	1,070,657
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,570,000	1,661,201
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	5,490,000	6,398,046
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	5,450,000	6,326,796
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,910,000	3,463,045
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,082,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	$1,900,000	$ 2,107,233
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	1,020,000	1,125,397
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	255,000	280,951
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,062,090
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2032	485,000	569,438
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	290,000	338,317
Scranton, PA, School District, “E”, BAM, 4%, 12/01/2037	495,000	525,368
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	2,000,000	2,288,820
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	22,255,000	25,154,604
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	240,000	240,161
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	445,000	484,690
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	435,000	464,380
		$ 195,665,687
Puerto Rico - 4.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$3,235,000	$ 3,249,460
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	2,980,000	2,392,553
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	790,000	796,525
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	850,000	953,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	687,113
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	1,630,000	1,790,213
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	1,680,000	1,847,530
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,009,955
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	329,883
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	17,290,000	16,119,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	4,305,000	4,762,062
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	8,390,000	7,307,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	661,696
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	3,225,000	3,088,195
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	1,800,000	1,709,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	3,880,000	4,263,887
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	4,740,000	5,212,246
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	1,845,000	1,642,271
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	100,000	97,980
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	500,000	468,170
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	880,000	783,710
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	640,000	643,885
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	2,940,488
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	580,881
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	10,035,000	10,244,330
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	2,415,000	2,697,410
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	825,216
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	286,781
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,470,000	2,455,155
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	510,000	510,898
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	7,015,000	6,500,871
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	445,031
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,915,364
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	50,292
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,510,252
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	191,266
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	905,000	899,172
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	155,288
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	210,000	201,860
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	110,190
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	520,000	516,651
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	230,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	$4,730,000	$ 4,737,473
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	560,000	560,062
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	970,000	941,434
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	32,945
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	361,087
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,385,457
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	135,000	135,459
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	734,745
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	90,000	99,260
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	273,384
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	765,000	732,748
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	1,630,000	1,506,413
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	2,630,000	2,408,554
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	285,000	256,141
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,428,260
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5%, 3/01/2021	55,000	55,138
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	280,000	280,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	305,000	305,967
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	147,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	523,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	603,054
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	151,381
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,133,051
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	671,660
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	683,609
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	710,000	631,900
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	495,661
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	480,000	484,546
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,755,000	3,835,094
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	7,285,000	7,383,930
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	4,970,000	4,955,388
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	755,000	748,477
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	190,363
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	1,100,000	1,107,733
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,590,384
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	341,516
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	400,396
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	4,660,000	4,889,458
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	425,000	425,136
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	47,716
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,515,000	1,549,391
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	7,140,000	815,174
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	4,650,000	1,034,067
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	3,740,000	781,847
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	8,265,000	1,624,568
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	3,620,000	669,338
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	2,320,000	403,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$1,225,000	$ 202,272
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	25,085,000	3,929,816
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	336,532
		$ 158,107,722
Rhode Island - 0.7%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$ 1,502,419
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	8,211,495
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,902,127
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	1,120,000	1,222,816
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,509,525
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	700,000	777,994
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	2,500,000	2,521,025
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	2,500,000	2,602,050
		$ 23,249,451
South Carolina - 1.6%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$ 2,523,893
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,375,460
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	775,788
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2029	500,000	592,500
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,880,000	4,418,389
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,673,066
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,206,665
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	9,218,320
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	835,000	874,604
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	260,000	270,925
South Carolina Ports Authority, 5.25%, 7/01/2050	3,075,000	3,534,067
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,076,102
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,340,061
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,183,501
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2034	1,250,000	1,490,175
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,415,000	1,685,590
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	1,045,000	1,242,933
		$ 53,482,039
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$ 1,119,860
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,113,980
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,553,622
		$ 3,787,462
Tennessee - 1.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$ 11,233,673
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,219,630
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	9,315,000	10,671,357
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	3,940,000	4,487,187
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	790,000	920,864
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	925,000	1,071,733
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	1,980,000	2,259,754
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,264,134
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,761,875
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,685,000	3,089,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	$1,450,000	$ 1,656,683
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Rhodes College), 4%, 8/01/2034	500,000	543,200
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Rhodes College), 4%, 8/01/2036	920,000	995,320
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,579,215
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,885,596
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,752,290
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,602,891
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,375,621
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,815,000	1,897,909
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	270,000	273,208
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,230,000	1,245,018
		$ 63,786,546
Texas - 6.0%
Arlington, TX, Higher Education Finance Corp. (Harmony Public Schools), “A”, PSF, 5%, 2/15/2041	$6,000,000	$ 6,961,740
Arlington, TX, Higher Education Finance Corp. (Harmony Public Schools), “A”, PSF, 5%, 2/15/2046	6,000,000	6,919,320
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	1,070,000	1,234,587
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	715,000	846,796
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,055,000	1,228,389
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	200,000	227,776
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	490,000	572,467
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	315,000	368,673
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	460,000	532,841
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,416,820
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	1,595,000	15,950
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	2,100,000	2,148,510
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	7,310,000	7,593,262
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2039	3,190,000	3,758,649
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,643,276
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,604,464
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,058,694
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,899,747
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,912,062
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	455,471
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	511,552
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,204,438
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	580
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	8,520,425
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035	1,560,000	1,662,196
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	1,881,788
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,153,730
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	256,021
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	618,319
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	330,966
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	641,992
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	2,047,215
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	897,588
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,761,909
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,364,021
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	804,561
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,416,773
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,567,565
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	125,000	125,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	$1,565,000	$ 1,744,678
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), “D”, PSF, 5%, 2/15/2032	1,000,000	1,211,730
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,575,193
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,616,622
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), ”A“, 6.3%, 11/01/2029	2,520,000	2,729,261
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	828,412
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.22%, 1/01/2026 (Put Date 2/01/2018)	5,635,000	5,634,662
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), ”B-1“, 3.25%, 11/15/2022	205,000	202,628
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), ”B-2“, 3%, 11/15/2021	120,000	119,650
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	450,000	496,022
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	665,000	671,384
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.25%, 7/01/2037	555,000	564,990
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.5%, 7/01/2042	555,000	570,551
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 5%, 7/01/2047	555,000	591,708
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.75%, 7/01/2052	835,000	864,693
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	217,542
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	976,421
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	6,220,000	6,905,320
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	1,910,000	2,115,993
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4%, 7/01/2031	310,000	319,464
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.25%, 7/01/2036	470,000	484,199
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 5%, 7/01/2046	1,250,000	1,356,137
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.75%, 7/01/2051	1,090,000	1,149,994
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	115,000	122,976
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	75,000	79,003
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	399,624
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	389,414
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	979,488
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2037	840,000	933,820
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), 5%, 4/01/2042	990,000	1,098,118
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,734,909
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	110,000	111,705
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	125,000	126,188
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	150,000	150,530
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	300,000	302,595
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,908,535
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,144,080
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), ”A“, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,144,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	$10,000,000	$ 11,850,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	426,817
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,363,903
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,268,692
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,486,327
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,599,379
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	750,000	750,060
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), ”B-3“, 3.875%, 11/15/2022	360,000	360,914
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	8,245,000	7,442,597
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	846,834
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,780,126
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,402,870
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,193,500
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,003,250
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	673,491
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,948,220
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	110,000	124,816
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	6,124,100
		$ 196,385,009
Utah - 0.2%
Intermountain Power Agency, UT, Power Supply Rev., ”A“, 5%, 7/01/2022	$1,250,000	$ 1,270,537
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	151,568
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	345,000	361,812
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,141,740
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,976,681
		$ 6,902,338
Vermont - 0.2%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$315,000	$ 343,583
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,112,132
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	1,805,000	1,808,917
Vermont Housing Finance Agency, Multi-Purpose Rev., ”C“, 4%, 11/01/2043	760,000	792,931
		$ 5,057,563
Virginia - 0.9%
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2035	$2,000,000	$ 2,147,060
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2036	2,730,000	2,923,776
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2037	2,905,000	3,103,818
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	6,000,000	6,390,360
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,130,000	2,337,334
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 5%, 5/15/2030	2,360,000	2,841,346
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 5%, 5/15/2031	690,000	827,738
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 9.395%, 8/23/2027 (p)	3,850,000	4,928,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Manassas Park, VA, Economic Development Authority Lease Rev., ”A“, 6%, 7/15/2035 (Prerefunded 7/15/2020)	$845,000	$ 933,826
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2030	800,000	889,920
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	715,000	784,505
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	733,156
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$ 28,841,123
Washington - 2.7%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$ 15,401,360
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2046	9,000,000	12,536,370
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,374,583
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,380,580
State of Washington, ”A“, 5%, 7/01/2033 (Prerefunded 7/01/2018)	5,000,000	5,088,650
University of Washington, ”A“, 5.25%, 12/01/2046	5,675,000	6,894,387
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,555,806
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	3,972,802
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,421,036
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,480,000	1,693,697
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	985,000	1,124,604
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,060,000	1,207,414
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,165,000	2,319,256
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2036	825,000	886,809
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2046	615,000	651,537
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2051	665,000	701,961
Washington Housing Finance Community Nonprofit Housing Rev. (Heron's Key Senior Living), ”B-2“, 4.875%, 1/01/2022	305,000	305,119
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,879,320
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	9,230,660
		$ 88,625,951
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/2029	$1,445,000	$ 1,620,004
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	456,217
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 4.5%, 6/01/2027	160,000	160,885
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 5.5%, 6/01/2037	375,000	390,266
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,145,342
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	779,558
		$ 5,552,272
Wisconsin - 1.7%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2026	$2,215,000	$ 2,435,946
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2028	665,000	727,763
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	2,465,000	2,741,203
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	470,188
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,528,611
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”B“, 5%, 9/15/2037	260,000	277,334
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”B“, 5%, 9/15/2045	400,000	423,996
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	125,737
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	125,450
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	334,205

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 4%, 9/01/2020	$85,000	$ 88,016
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	100,000	109,858
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	165,000	174,656
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	220,000	228,309
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	714,598
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	656,098
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	7,060,000	7,596,772
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,739,459
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	706,732
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	1,200,000	1,379,496
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2049	2,405,000	2,738,838
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	995,000	1,092,520
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	960,000	1,050,211
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	2,320,000	2,530,215
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	200,000	217,452
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”B-2“, 3.5%, 11/15/2023	1,305,000	1,317,659
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”B-3“, 3%, 11/15/2022	1,795,000	1,800,780
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	490,000	525,221
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	455,000	491,350
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	375,000	407,246
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	740,000	812,224
Wisconsin Public Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A-3“, 1.25%, 9/01/2027 (Put Date 2/01/2018)	13,215,000	13,214,207
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	1,090,000	1,157,373
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,383,379
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,600,000	1,712,064
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,739,944
		$ 56,775,110
Total Municipal Bonds		$3,232,187,858
Issuer
Investment Companies (h) - 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.25% (v)	5,613,822	$ 5,613,260
Other Assets, Less Liabilities - 1.1%		37,640,366
Net Assets - 100.0%		$3,275,441,484
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,613,260 and $3,232,187,858, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,413,934, representing 0.1% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,232,187,858	$—	$3,232,187,858
Mutual Funds	5,613,260	—	—	5,613,260
Total	$5,613,260	$3,232,187,858	$—	$3,237,801,118
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,099,106	468,026,103	(504,511,387)	5,613,822
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10,116)	$2,380	$—	$479,685	$5,613,260

QUARTERLY REPORT
December 31, 2017
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 2.7%
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$450,000	$ 501,912
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	105,000	115,591
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	272,447
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	186,655
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Project), “A”, 5.25%, 1/01/2050	2,000,000	2,218,900
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	734,156
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	562,290
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,289,862
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,786
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,182
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,772
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	147,069
		$ 6,239,622
General Obligations - General Purpose – 6.2%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$ 48,058
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	559,609
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	165,000	171,862
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	115,200
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,076,857
Nassau County, NY, General Improvement, “B”, AGM, 5%, 4/01/2034	2,530,000	3,005,412
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,545,790
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	960,000	995,040
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	41,524
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,015
Orange County, NY, Various Purposes, “A”, 2.25%, 3/15/2032	2,210,000	2,038,393
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	305,000	307,739
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	115,000	120,663
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	270,000	262,815
State of Illinois, “C”, 5%, 11/01/2029	960,000	1,041,389
		$ 14,335,366
General Obligations - Schools – 0.4%
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$995,000	$ 1,043,606
Healthcare Revenue - Hospitals – 9.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$ 520,790
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	345,654
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	673,774
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems),“A”, 5%, 7/01/2044	1,000,000	1,124,760
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,267,140
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	224,359
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	254,408
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	138,031
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	43,860
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,274,140
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,124,130
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	37,927
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	192,790
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,495,000	1,573,996
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	1,975,000	2,125,890
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,160,160
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	819,127
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037 (Prerefunded 12/01/2018)	$750,000	$ 782,108
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	895,488
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,005,110
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,438,969
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	160,854
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	944,023
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	177,040
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	425,273
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	972,582
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	143,731
		$ 22,846,114
Healthcare Revenue - Long Term Care – 2.2%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$ 1,145,760
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	830,010
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,090,590
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,065,520
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	108,443
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	206,089
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	20,000	22,694
Ulster County, NY, Capital Resource Corp. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	515,000	504,937
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	21,869
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	142,964
		$ 5,138,876
Human Services – 0.3%
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032 (Prerefunded 7/01/2019)	$705,000	$ 750,628
Industrial Revenue - Airlines – 0.5%
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$ 1,068,750
Industrial Revenue - Environmental Services – 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$ 1,160,812
Industrial Revenue - Other – 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$ 1,311,030
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	1,000,000	1,193,290
		$ 2,504,320
Industrial Revenue - Paper – 0.6%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$ 1,348,224
Miscellaneous Revenue - Entertainment & Tourism – 1.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$ 1,909,565
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), “A”, 5%, 7/15/2042	2,000,000	2,263,700
		$ 4,173,265
Miscellaneous Revenue - Other – 6.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$ 222,382
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	340,556
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,380,000	1,500,929
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	$1,500,000	$ 1,660,635
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	500,000	601,690
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,850,997
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,685,700
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,090,020
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,262,350
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,118,600
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,114,880
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	244,098
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	199,571
		$ 15,892,408
Multi-Family Housing Revenue – 2.6%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	$385,000	$ 381,408
New York Housing Finance Agency Affordable Housing Rev., “D”, 5%, 11/01/2040	1,520,000	1,554,230
New York Housing Finance Agency Affordable Housing Rev., “D”, FNMA, 3.2%, 11/01/2046	545,000	538,902
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	700,000	700,756
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,042,350
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	791,865
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,037,160
		$ 6,046,671
Port Revenue – 1.6%
Port Authority of NY & NJ (194th Series), 5%, 10/15/2030	$1,000,000	$ 1,200,840
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,405,660
		$ 3,606,500
Sales & Excise Tax Revenue – 1.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$ 1,097,020
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,530,206
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,604
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	535,000	214,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	660,000	75,352
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	82,555
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	18,989
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	363,451
		$ 3,392,177
Secondary Schools – 2.2%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,081,010
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	729,525
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	756,000
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	583,899
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	514,642
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	571,140
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	735,010
		$ 4,971,226
State & Agency - Other – 0.2%
New York Dormitory Authority Rev. (State University) , ”B“, FGIC, 5.25%, 5/15/2019	$305,000	$ 310,215
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/2018	175,000	178,878
		$ 489,093
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 11.7%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	$1,430,000	$ 1,215,343
Monroe County, NY, Industrial Development School Facility Rev. (Rochester Schools Modernization Project), 5%, 5/01/2032	1,000,000	1,210,520
Monroe County, NY, Industrial Development School Facility Rev. (Rochester Schools Modernization Project), 5%, 5/01/2033	1,000,000	1,205,900
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	30,000	34,352
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	34,184
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	2,082,977
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/2020	665,000	667,480
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,176,180
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	3,000,000	3,544,920
New York Dormitory Authority Rev., State Personal Income Tax, ”B“, 5%, 2/15/2036	3,000,000	3,611,880
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	830,000	925,824
New York Dormitory Authority Rev., State Personal Income Tax, Group C, ”A“, 5%, 2/15/2037	1,000,000	1,185,870
New York Urban Development Corp. Rev., ”D“, 5.625%, 1/01/2028	2,000,000	2,081,340
New York Urban Development Corp. Rev., State Personal Income Tax, ”C“, 5%, 3/15/2028	1,000,000	1,153,310
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,191,500
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5.25%, 1/15/2039	2,000,000	2,073,240
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-5“, 5%, 1/15/2032	1,000,000	1,033,030
United Nations Development Corp., ”A“, 5%, 7/01/2026	500,000	524,020
		$ 26,951,870
Tax - Other – 10.3%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	$4,000,000	$ 1,099,680
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	288,841
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	96,701
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	300,000	339,120
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	185,000	208,497
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	213,665
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	112,208
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	333,459
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5%, 2/15/2042	2,000,000	2,364,160
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047	1,140,000	1,255,790
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	2,085,878
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,277,650
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, ”A-3“, 4%, 8/01/2043	3,000,000	3,253,290
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, ”B-1“, 4%, 8/01/2042	3,000,000	3,255,900
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, ”E-1“, 5%, 2/01/2043	2,500,000	2,957,925
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	345,000	319,715
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2024	425,000	430,771
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	1,215,000	1,217,418
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	715,000	712,898
		$ 23,823,566
Tobacco – 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$ 767,279
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	355,000	404,867
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.5%, 6/01/2023	415,000	420,694
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	90,000	90,308
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	813,465
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	1,000,000	1,140,880
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2036	1,000,000	1,137,410
		$ 4,774,903
Toll Roads – 3.4%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	$1,000,000	$ 1,166,070
Buffalo & Fort Erie Public Bridge Authority Toll System Rev. , 5%, 1/01/2042	1,000,000	1,170,390
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	2,000,000	2,356,640
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028	1,000,000	1,125,270
Triborough Bridge & Tunnel Authority Rev., NY, ”A-2“, 5%, 11/15/2029 (Prerefunded 11/15/2018)	750,000	773,168
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded Balance, ”A-2“, 5%, 11/15/2029	$1,250,000	$ 1,287,287
		$ 7,878,825
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	$210,000	$ 168,603
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	275,000	275,272
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	22,595
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	1,290,000	1,202,641
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,095,000	1,211,256
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	545,000	474,679
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	1,235,000	1,217,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	115,000	103,355
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”A“, AMBAC, 0%, 7/01/2018	10,000	9,798
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AMBAC, 0%, 7/01/2019	45,000	42,135
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AMBAC, 0%, 7/01/2020	80,000	71,246
Metropolitan Transportation Authority Rev., NY, 6.5%, 11/15/2028	380,000	396,865
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,559,091
Metropolitan Transportation Authority Rev., NY, ”C“, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	125,000	130,359
		$ 6,885,333
Universities - Colleges – 17.4%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$ 139,588
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), ”A“, 5.625%, 7/01/2031	1,000,000	1,057,850
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,088,740
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,334,420
Build NYC Resource Corp. Rev. (The Chapin School Ltd. Project), 5%, 11/01/2047	2,000,000	2,632,940
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,158,750
Dutchess County, NY, Local Development Corp. Rev. (Culinary Institute of America Project), ”A-1“, 5%, 7/01/2033	300,000	343,488
Dutchess County, NY, Local Development Corp. Rev. (Culinary Institute of America Project), ”A-1“, 5%, 7/01/2046	555,000	626,151
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,783,095
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), ”B“, 5.25%, 2/01/2039	500,000	517,340
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,097,930
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,339,160
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	769,649
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	545,208
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,061,447
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,630,479
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	555,570
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,111,140
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,184,140
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2037	1,000,000	1,196,120
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	630,054
New York Dormitory Authority Rev., Non-State Supported Debt (Fordham University), ”A“, 5%, 7/01/2035	500,000	587,600
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	2,000,000	2,103,700
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,955,000	1,991,363
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), ”A“, 5%, 7/01/2027	1,000,000	1,186,410
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2032	1,000,000	1,177,340
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), ”A“, 5%, 7/01/2036	500,000	583,465
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,123,740
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	74,406
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	122,778
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,347,720
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), ”A“, 5%, 7/01/2041	1,000,000	1,180,120
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	$1,000,000	$ 1,094,990
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), ”A“, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	631,033
		$ 40,007,924
Universities - Dormitories – 2.6%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo) ”A“, AGM, 5%, 10/01/2045	$1,000,000	$ 1,187,380
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	2,000,000	2,197,720
Onondaga County, NY, Trust for Cultural Resources Rev., (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,126,930
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,427,200
		$ 5,939,230
Utilities - Municipal Owned – 2.7%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$515,000	$ 565,640
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	171,489
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	198,574
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,186,920
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,058,320
Long Island, NY, Power Authority, Electric Systems Rev., ”A“, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,117,280
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	879,301
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	25,000	22,468
		$ 6,199,992
Utilities - Other – 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$ 1,562,031
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	128,307
		$ 1,690,338
Water & Sewer Utility Revenue – 3.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	$190,000	$ 191,965
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	242,531
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	304,339
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	845,377
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	345,394
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	124,647
New York Environmental Facilities Corp., Clean Water & Drinking Rev., ”B“, 5%, 6/15/2033	2,140,000	2,171,394
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”BB“, 5%, 6/15/2046	1,000,000	1,188,860
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,297,180
		$ 7,711,687
Total Municipal Bonds		$226,871,326
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.25% (v)	913,739	$ 913,648
Other Assets, Less Liabilities – 1.2%		2,738,608
Net Assets – 100.0%		$230,523,582
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $913,648 and $226,871,326, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$226,871,326	$—	$226,871,326
Mutual Funds	913,648	—	—	913,648
Total	$913,648	$226,871,326	$—	$227,784,974
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,286,666	55,974,386	(58,347,313)	913,739
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(93)	$(31)	$—	$38,670	$913,648

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
New York	83.4%
Puerto Rico	4.6%
Guam	2.5%
Illinois	1.9%
Colorado	1.2%
Texas	0.8%
Florida	0.8%
Michigan	0.7%
Pennsylvania	0.5%
California	0.5%
Indiana	0.3%
New Jersey	0.3%
Ohio	0.3%
Washington	0.3%
Louisiana	0.2%
Mississippi	0.1%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

QUARTERLY REPORT
December 31, 2017
MFS®  North Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.6%
Airport Revenue – 6.5%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$ 1,328,837
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,317,280
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,175,920
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,342,780
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,464,780
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	959,210
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	195,000	214,670
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	489,293
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	334,881
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,303,820
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,661,330
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,358,920
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,353,540
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,666,865
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	199,862
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	223,365
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	170,197
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	271,512
		$ 24,837,062
General Obligations - General Purpose – 3.6%
Cary, NC, “B”, 5%, 6/01/2025	$1,220,000	$ 1,487,814
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	934,087
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	262,217
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	290,742
Guilford, NC, General Obligation Public Improvement, “B”, 5%, 5/01/2030	1,665,000	2,064,084
Mecklenburg County, NC, Public Improvement, “A”, 4%, 4/01/2029	3,765,000	4,325,608
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,168,920
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	625,000	655,775
State of Illinois, “C”, 5%, 11/01/2029	1,660,000	1,800,735
		$ 13,989,982
General Obligations - Schools – 0.9%
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$1,655,000	$ 1,735,846
San Mateo County, CA, (Redwood City School District) General Obligation Bonds, 3%, 8/01/2041	1,675,000	1,652,639
		$ 3,388,485
Healthcare Revenue - Hospitals – 21.3%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$1,230,000	$ 1,322,361
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	4,000,000	4,155,720
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,457,830
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,235,156
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	375,671
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	545,160
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	248,456
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	85,000	93,203
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	848,689
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,194,837
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	50,000	54,182
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,762,875
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,792,218
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	362,899
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,233,620
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	$1,000,000	$ 1,117,760
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	892,712
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,744,141
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,699,728
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,666,845
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,363,650
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,306,300
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,609,993
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,447,540
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,832,175
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,895,107
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/2038	1,825,000	2,039,127
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2034	1,300,000	1,553,396
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,308,860
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	1,565,000	1,861,192
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,408,192
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,159,680
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,632,367
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,146,142
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/2038 (Prerefunded 4/01/2018)	1,000,000	1,011,610
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,130,739
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	511,083
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,472,530
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	289,702
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	683,666
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,319,325
		$ 81,786,439
Healthcare Revenue - Long Term Care – 5.9%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	$1,000,000	$ 1,067,540
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,080,810
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,119,840
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	883,648
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,389,772
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,617,795
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,128,170
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	2,750,000	3,152,985
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,135,640
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	898,048
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,586,910
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,598,010
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	503,007
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,605,515
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,740,764
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	38,271
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	$220,000	$ 241,938
		$ 22,788,663
Human Services – 0.3%
North Carolina Capital Facilities, Finance Agency Rev. (The Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$ 1,120,260
Industrial Revenue - Paper – 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$ 1,092,570
Miscellaneous Revenue - Other – 1.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$ 1,187,620
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	455,612
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	691,923
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,496,328
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	95,000	105,866
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	517,963
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	410,883
		$ 6,866,195
Multi-Family Housing Revenue – 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$480,000	$ 484,670
Port Revenue – 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$ 1,058,450
Sales & Excise Tax Revenue – 1.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$ 1,875,296
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,220,051
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,673,657
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	15,905
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	940,000	376,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	1,145,000	130,725
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	725,000	142,506
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	32,198
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	628,990
		$ 7,095,328
State & Local Agencies – 14.2%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$ 452,420
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2029	1,100,000	1,347,929
Cabarrus County, NC, Limited Obligation, 5%, 6/01/2031	1,000,000	1,213,150
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,102,140
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	2,545,000	2,526,854
Charlotte, NC, COP (Equipment Acquisition and Public Facilities), “C”, 5%, 12/01/2018	3,870,000	3,992,795
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,339,355
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,041,070
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,507,088
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	795,682
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,082,180
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	1,965,000	2,125,206
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	2,310,000	1,963,246
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	419,068
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/2027 (Prerefunded 6/01/2018)	3,230,000	3,278,030
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	363,083
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,176,760
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,515,468
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	$750,000	$ 836,220
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,145,600
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,042,550
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,859,634
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,145,170
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,398,880
Wilmington, NC, COP, “A”, 5%, 6/01/2038	2,650,000	2,688,584
		$ 54,358,162
Tax - Other – 1.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$ 449,308
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	155,797
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	2,400,000	2,224,104
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	755,000	765,253
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,990,000	1,984,149
		$ 5,578,611
Tax Assessment – 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$ 1,001,980
Tobacco – 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$ 1,298,859
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,975,000	2,252,428
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	845,000	856,594
		$ 4,407,881
Toll Roads – 2.2%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$ 2,211,060
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 1/01/2032	1,150,000	1,340,980
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2039	2,600,000	3,018,392
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	676,771
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,291,927
		$ 8,539,130
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$ 2,447,637
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	850,000	934,762
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	435,431
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	58,746
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	3,650,000	3,402,822
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	844,841
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/2018	550,000	562,397
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,291,660
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	675,875
		$ 12,654,171
Universities - Colleges – 17.4%
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	$2,195,000	$ 2,336,029
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	1,000,000	1,033,540
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,119,740
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,596,581
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,079,570
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 6%, 6/01/2031	3,145,000	3,201,233
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,423,430
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College) , 6%, 6/01/2031 (Prerefunded 6/01/2018)	95,000	96,752
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028 (Prerefunded 1/01/2019)	980,000	1,013,536
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029 (Prerefunded 1/01/2019)	$865,000	$ 894,600
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031 (Prerefunded 1/01/2019)	2,000,000	2,068,440
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038 (Prerefunded 1/01/2019)	1,000,000	1,034,220
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,657,905
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,604,900
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,913,792
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,910,000	1,817,021
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,785,000	1,691,877
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	493,605
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,182,638
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	158,114
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	250,104
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	78,456
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	36,212
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	823,692
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	208,518
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,980,688
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	2,250,000	2,448,742
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	3,000,000	3,309,150
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,097,780
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,321,200
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,813,000
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “B”, 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,120,400
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	2,015,912
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,743,667
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,840,053
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	213,956
Winston Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,928,210
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,091,610
		$ 66,738,873
Universities - Dormitories – 2.1%
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	$515,000	$ 564,213
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	595,000	662,188
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	543,505
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	432,624
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	538,845
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/2028	3,045,000	3,609,056
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,726,669
		$ 8,077,100
Utilities - Municipal Owned – 1.6%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$520,000	$ 550,493
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	1,780,000	1,841,801
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	743,040
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	2,325,000	2,564,219
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	260,000	240,287
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	370,000	338,846
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	40,000	35,950
		$ 6,314,636
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$ 2,483,158
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,110,714
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,552,425
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	874,963
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	284,506
		$ 6,305,766
Water & Sewer Utility Revenue – 10.4%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035 (Prerefunded 8/01/2018)	$3,000,000	$ 3,060,150
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036	4,410,000	4,904,890
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,426,075
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,760,925
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035 (Prerefunded 3/01/2019)	1,750,000	1,820,000
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,174,860
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,400,000	2,469,192
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	244,614
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	428,659
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	541,046
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,493,500
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,106,510
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,000,000	2,058,500
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	106,633
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	127,429
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	67,903
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	157,996
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,418,794
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	606,575
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,656,186
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,878,496
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	546,285
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,061,570
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	876,408
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,618,731
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	781,956
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,095,340
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	557,210
		$ 40,046,433
Total Municipal Bonds		$378,530,847
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.25% (v)	842,961	$ 842,876
Other Assets, Less Liabilities – 1.2%		4,633,794
Net Assets – 100.0%		$384,007,517
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $842,876 and $378,530,847, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
7

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$378,530,847	$—	$378,530,847
Mutual Funds	842,876	—	—	842,876
Total	$842,876	$378,530,847	$—	$379,373,723
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	944,479	60,757,757	(60,859,275)	842,961
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(551)	$—	$—	$45,135	$842,876

8

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
North Carolina	73.7%
Puerto Rico	6.0%
California	3.0%
Guam	2.3%
Illinois	2.3%
Pennsylvania	2.2%
New York	1.7%
Colorado	1.1%
Virginia	1.1%
Michigan	0.9%
Tennessee	0.9%
Texas	0.8%
Wisconsin	0.7%
Florida	0.6%
New Hampshire	0.6%
Ohio	0.4%
Indiana	0.3%
Louisiana	0.3%
New Jersey	0.3%
Oklahoma	0.3%
Washington	0.3%
U.S. Virgin Islands	0.2%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
9

QUARTERLY REPORT
December 31, 2017
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport Revenue – 3.1%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$ 249,895
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	301,147
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	65,000	71,557
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,128,880
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	874,477
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	62,814
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	74,455
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	51,059
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	90,504
		$ 3,904,788
General Obligations - General Purpose – 6.9%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$325,000	$ 330,678
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	100,000	104,159
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	321,571
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	81,943
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	98,743
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	364,687
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2031	1,000,000	1,142,160
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,142,590
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,109,070
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	430,000	433,861
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,008
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	165,000	160,609
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,158,950
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,154,360
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,183,490
		$ 8,811,879
General Obligations - Schools – 9.1%
Allegheny County, PA, Deer Lakes School District , ASSD GTY, 5.375%, 4/01/2034 (Prerefunded 4/01/2019)	$1,275,000	$ 1,334,364
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,155,660
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,129,000
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	736,368
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	445,725
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	163,423
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	112,353
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	224,706
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	10,000	10,217
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	571,623
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,129,790
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,652,655
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	706,290
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,166,610
Whitehall-Coplay, PA, School District Prerefunded, “A” , AGM, 5.375%, 11/15/2034 (Prerefunded 5/15/2019)	905,000	951,617
Whitehall-Coplay, PA, School District Unrefunded Balance, “A” , AGM, 5.375%, 11/15/2034	95,000	99,154
		$ 11,589,555
Healthcare Revenue - Hospitals – 18.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	$1,000,000	$ 1,060,650
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,633,905
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	500,000	540,545
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	385,000	413,910
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	962,710
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	583,550
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	$735,000	$ 791,191
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	283,219
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2035	500,000	593,800
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	445,000	461,928
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	305,000	322,117
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	332,294
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	772,863
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	519,275
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	548,370
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	172,182
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	155,760
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	366,580
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	432,494
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,168,430
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	797,970
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	80,000	88,340
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	27,413
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	562,085
Montour County, PA, Geisinger Authority Health System Rev., “A”, 5.125%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,049,410
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,161,060
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	20,000	21,673
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	500,000	512,220
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	559,285
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (The Children's Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,119,360
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	903,539
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025 (Prerefunded 6/01/2018)	430,000	437,929
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025	320,000	325,901
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,117,260
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033	500,000	542,045
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	168,548
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	575,685
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,061,350
		$ 23,146,846
Healthcare Revenue - Long Term Care – 6.2%
Berks County, PA, Industrial Development Authority Healthcare Facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2042	$500,000	$ 551,870
Berks County, PA, Industrial Development Authority Healthcare Facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2047	600,000	659,748
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	522,340
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	524,960
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	518,190
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	471,483
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	51,957
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	840,892
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	298,714
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	286,542
Lancaster County, PA, Hospital Authority Health System Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	552,390
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	535,445
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	560,085
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	270,950
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	409,708
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	$500,000	$ 529,045
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	62,783
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	120,219
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,347
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	10,935
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	70,000	76,980
		$ 7,866,583
Industrial Revenue - Environmental Services – 0.7%
Blythe Township, PA, Solid Waste Authority Rev. , 7.75%, 12/01/2037	$250,000	$ 257,635
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	500,000	504,780
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	65,000	65,160
		$ 827,575
Industrial Revenue - Other – 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$ 1,265,370
Miscellaneous Revenue - Other – 1.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$ 157,295
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	243,254
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	854,475
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	166,701
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	129,134
		$ 1,550,859
Multi-Family Housing Revenue – 1.1%
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	$1,250,000	$ 1,362,450
Sales & Excise Tax Revenue – 1.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$ 649,356
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	65,000	66,476
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	325,000	130,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	400,000	45,668
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	195,000	43,364
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	155,000	32,403
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	405,000	79,607
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	150,000	27,735
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	95,000	16,531
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	11,558
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	218,541
		$ 1,321,239
Secondary Schools – 3.6%
Bucks County, PA, Industrial Development Authority Rev.(School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$ 542,910
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	531,410
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	376,533
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	524,440
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	521,230
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	736,102
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	500,000	513,790
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	$400,000	$ 426,284
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	400,000	446,412
		$ 4,619,111
Solid Waste Revenue – 0.4%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$ 533,435
State & Local Agencies – 4.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$655,000	$ 708,402
Commonwealth Financing Authority Rev., ”A-2“, 5%, 6/01/2036	1,500,000	1,641,225
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	815,000	833,582
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	745,000	633,168
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	60,000	61,166
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	440,000	448,659
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	530,500
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	1,255,000	1,418,514
		$ 6,275,216
Tax - Other – 2.7%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	$500,000	$ 538,985
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., ”A“, 5%, 5/01/2035	750,000	790,770
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	149,769
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	48,351
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2033	185,000	209,124
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2034	115,000	129,606
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	115,000	129,323
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	60,000	67,325
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	185,000	205,633
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AMBAC, 5%, 7/01/2031	155,000	143,640
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2026	655,000	656,303
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AMBAC, 5.5%, 7/01/2027	430,000	428,736
		$ 3,497,565
Tax Assessment – 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), ”A“, 5.45%, 7/01/2035	$210,000	$ 210,141
Tobacco – 0.9%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$755,000	$ 861,055
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.5%, 6/01/2023	275,000	278,773
		$ 1,139,828
Toll Roads – 2.0%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$ 1,331,807
Pennsylvania Turnpike Commission Rev., ”A-1“, 5%, 12/01/2037	500,000	588,460
Pennsylvania Turnpike Commission Rev., ”B“, 5%, 12/01/2030	525,000	620,324
		$ 2,540,591
Transportation - Special Tax – 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$145,000	$ 150,156
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	270,000	270,268
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AMBAC, 5.25%, 7/01/2038	765,000	713,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	240,000	209,033
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AMBAC, 5.5%, 7/01/2029	745,000	734,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	70,000	62,912
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	215,000	246,536
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Pennsylvania Turnpike Commission (Motor License Fund), ”B“, 5%, 12/01/2030	$1,000,000	$ 1,121,920
		$ 3,508,425
Universities - Colleges – 16.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2032	$500,000	$ 571,955
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	500,000	556,390
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 6%, 10/15/2038 (Prerefunded 10/15/2018)	250,000	258,683
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), ”A“, 5.75%, 10/15/2040	500,000	537,675
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,164,960
Crawford County, PA, Industrial Development Authority, College Rev., ”A“, 6%, 11/01/2031	250,000	261,013
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/2026	1,000,000	1,010,480
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), ”HH1“, 5%, 11/01/2039	300,000	318,183
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	598,069
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	750,000	775,162
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	373,740
Erie, PA, Higher Education Building Authority Rev. (Gannon University), ”A“, 5.5%, 5/01/2040	1,000,000	1,054,370
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,112,863
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034 (Prerefunded 11/01/2018)	250,000	257,208
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	526,595
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	750,000	859,365
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	575,000	547,009
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), ”JJ2“, 6.25%, 11/01/2041	500,000	581,725
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), ”A“, 5%, 8/15/2036	500,000	597,725
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	954,561
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2036	750,000	868,665
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2036	1,000,000	1,153,930
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	1,000,000	1,145,330
Philadelphia, PA, Authority for Industrial Development Rev. (University of the Sciences), ”A“, 5%, 11/01/2042	750,000	853,552
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	86,400
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	25,000	24,038
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030	1,000,000	1,067,160
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,092,450
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), ”A“, 5%, 11/01/2026	1,000,000	1,168,960
		$ 20,378,216
Universities - Dormitories – 3.0%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), ”A“, 5%, 7/01/2045	$1,000,000	$ 1,034,140
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	1,000,000	1,067,890
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,106,140
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	500,000	556,630
		$ 3,764,800
Utilities - Investor Owned – 2.0%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$ 1,065,870
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	450,794
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), ”A“, 5%, 10/01/2039	1,000,000	1,050,270
		$ 2,566,934
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030	$315,000	$ 345,974
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	95,000	105,106
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	105,000	115,835
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	580,550
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”9“, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	424,355
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), ”9“, 5.25%, 8/01/2040	$610,000	$ 653,670
		$ 2,225,490
Utilities - Other – 2.0%
California M-S-R Energy Authority Gas Rev., ”A“, 6.5%, 11/01/2039	$545,000	$ 798,420
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2036	75,000	93,976
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), ”A“, 5%, 9/01/2042	155,000	199,220
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	403,105
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2019	420,000	442,180
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	235,000	266,135
Tennessee Energy Acquisition Corp., Gas Rev., ”C“, 5%, 2/01/2021	255,000	277,162
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	83,678
		$ 2,563,876
Water & Sewer Utility Revenue – 8.1%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$ 1,080,870
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	593,155
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033	1,000,000	1,121,920
Canonsburg-Houston, PA, Joint Authority Sewer Rev., ”A“, 5%, 12/01/2040	1,000,000	1,137,630
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,164,750
Clairton, PA, Municipal Authority Sewer Rev., ”B“, 5%, 12/01/2042	500,000	538,230
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	45,000	45,201
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	110,000	111,137
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	48,200
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	131,567
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	260,000	285,088
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/2031	1,000,000	1,017,470
Philadelphia, PA, Water & Wastewater Rev., ”A“, 5.25%, 1/01/2032 (Prerefunded 1/01/2019)	1,000,000	1,037,690
Philadelphia, PA, Water & Wastewater Rev., ”A“, 5%, 10/01/2037	1,000,000	1,179,900
St. Mary's, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	803,235
		$ 10,296,043
Total Municipal Bonds		$125,766,815
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.25% (v)	300,174	$ 300,144
Other Assets, Less Liabilities – 0.9%		1,207,892
Net Assets – 100.0%		$127,274,851
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $300,144 and $125,766,815, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$125,766,815	$—	$125,766,815
Mutual Funds	300,144	—	—	300,144
Total	$300,144	$125,766,815	$—	$126,066,959
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,490,362	20,941,850	(22,132,038)	300,174
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(364)	$(6)	$—	$11,695	$300,144

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Pennsylvania	82.5%
Puerto Rico	4.6%
Illinois	2.5%
Guam	1.7%
California	1.4%
Colorado	1.4%
Michigan	1.3%
Florida	0.8%
Tennessee	0.8%
Texas	0.8%
Kentucky	0.6%
New Jersey	0.4%
Georgia	0.3%
Indiana	0.3%
Louisiana	0.3%
Nebraska	0.2%
Wisconsin	0.1%
New Hampshire (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2017
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.9%
Airport Revenue – 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$ 2,217,620
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	244,647
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	170,185
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,424,285
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,180,905
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,786
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,455
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	85,099
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	135,756
		$ 6,572,738
General Obligations - General Purpose – 5.3%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$ 1,023,886
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	2,020,000	2,470,763
Charleston County, SC, General Obligation Transportation Sales Tax, “C”, 3%, 11/01/2029	2,000,000	2,115,260
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	503,648
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	145,000	151,031
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	45,939
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	68,330
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	54,857
Laurens County, SC, School District No. 56, ASSD GTY, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,052,900
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	105,000	110,170
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,161,840
State of California, 5%, 8/01/2028	220,000	274,223
State of Illinois, “C”, 5%, 11/01/2029	825,000	894,943
		$ 9,927,790
General Obligations - Schools – 6.4%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$ 1,518,802
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	1,000,000	1,186,440
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,121,730
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,191,174
Orangeburg County, SC, Consolidated School District, 4%, 4/01/2019	1,315,000	1,351,728
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,226,480
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,329,580
		$ 11,925,934
Healthcare Revenue - Hospitals – 20.2%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$605,000	$ 650,429
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	400,000	435,796
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	1,014,041
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,225,630
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	3,400,000	3,558,406
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,155,023
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Heathcare), 4%, 10/01/2036	1,500,000	1,577,850
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,063,590
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	603,207
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	520,066
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	161,747
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	186,912
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	865,000	961,794
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	670,921
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,075,710
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	$1,000,000	$ 1,071,500
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,140,840
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,136,900
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	552,960
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	429,716
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	479,011
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	613,946
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	915,000	955,699
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,304,580
South Carolina Economic Development Authority Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	533,985
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,341,012
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	287,559
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,099,110
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,707,120
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	1,500,000	1,563,225
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	2,000,000	2,232,860
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	2,000,000	2,069,900
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	112,662
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	274,543
		$ 37,768,250
Healthcare Revenue - Long Term Care – 2.1%
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$1,000,000	$ 1,047,430
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	775,080
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	259,230
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	791,130
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,016,930
		$ 3,889,800
Industrial Revenue - Paper – 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$ 1,079,420
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	119,674
		$ 1,199,094
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$ 50,147
Port Revenue – 0.9%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$ 351,192
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	524,777
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	574,990
South Carolina Port Authority Rev., 5.25%, 7/01/2040	250,000	268,410
		$ 1,719,369
Sales & Excise Tax Revenue – 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$ 1,480,927
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	793,077
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	95,000	97,157
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	475,000	190,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	595,000	67,931
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	375,000	73,710
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	100,000	16,512
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$2,080,000	$ 325,853
		$ 3,045,167
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$ 234,489
State & Local Agencies – 12.6%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2020	$800,000	$ 869,664
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,113,100
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,121,520
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,130,691
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	960,000	1,038,269
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	1,330,000	1,130,354
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,563,190
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,358,720
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	30,000	34,352
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,882
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	939,404
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,091,620
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,330,420
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,260,273
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,169,810
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,391,434
		$ 23,582,703
Tax - Other – 5.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$50,000	$ 50,303
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,117,055
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	800,490
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	533,660
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	192,560
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	64,468
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	322,164
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	202,862
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	202,419
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	106,598
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	316,786
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Vase Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,166,170
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,277,520
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	400,000	370,684
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	440,000	445,975
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,245,000	1,247,478
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	633,133
		$ 10,050,325
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$850,000	$ 969,400
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$ 312,793
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	595,846
		$ 908,639
Transportation - Special Tax – 6.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$ 781,848
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	435,000	478,378
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	18,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,340,000	1,249,255
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	418,065
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	$320,000	$ 358,851
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,110,000	1,094,216
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	80,000	75,993
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	175,000	192,314
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	21,993
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	405,000	363,990
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	311,542
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	401,338
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,361,660
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/2023	2,825,000	3,146,513
		$ 11,274,032
Universities - Colleges – 6.5%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$ 1,349,805
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	865,000	822,892
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	219,380
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	69,756
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	113,684
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	55,000	37,523
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	19,752
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	437,061
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,803,162
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	833,350
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	28,846
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	392,824
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	891,445
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	181,378
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	430,188
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	523,340
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,851,236
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,788,260
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	356,949
		$ 12,150,831
Universities - Dormitories – 1.5%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$2,555,000	$ 2,753,958
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$ 869,000
Utilities - Municipal Owned – 7.1%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$ 2,577,775
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,442,110
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	160,425
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	187,542
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	3,040,308
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,086,300
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	17,975
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	2,305,000	2,392,867
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,000,000	1,112,750
South Carolina Public Service Authority, “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	195,000	202,433
		$ 13,220,485
Utilities - Other – 2.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$ 1,003,518
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	880,416
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	168,787
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	$1,000,000	$ 1,146,580
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	299,813
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	328,422
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	685,955
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	358,680
		$ 4,872,171
Water & Sewer Utility Revenue – 14.8%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$ 1,097,180
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “B”, 5%, 1/01/2030	2,400,000	2,934,696
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	636,051
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2036	3,000,000	3,257,010
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,157
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029	1,000,000	1,058,060
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,065,460
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	100,069
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	345,394
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	453,669
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	590,515
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	581,415
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039	2,000,000	2,133,420
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,123
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	66,485
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,951
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	78,998
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,205,680
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,202,890
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,995,639
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,113,650
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,317,380
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	1,000,000	1,188,170
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,095,340
		$ 27,642,402
Total Municipal Bonds		$184,626,724
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.25% (v)	464,845	$ 464,798
Other Assets, Less Liabilities – 0.9%		1,624,141
Net Assets – 100.0%		$186,715,663
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $464,798 and $184,626,724, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$184,626,724	$—	$184,626,724
Mutual Funds	464,798	—	—	464,798
Total	$464,798	$184,626,724	$—	$185,091,522
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,954,066	30,596,639	(32,085,860)	464,845
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$202	$20	$—	$21,249	$464,798

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
South Carolina	77.8%
Puerto Rico	5.5%
Illinois	2.4%
California	1.8%
Pennsylvania	1.7%
Guam	1.5%
Michigan	1.3%
New York	1.2%
Colorado	1.1%
Tennessee	0.9%
Kentucky	0.9%
Florida	0.7%
Texas	0.6%
Virginia	0.5%
New Hampshire	0.5%
Nebraska	0.5%
Indiana	0.4%
New Jersey	0.3%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2017
MFS®  Tennessee
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 3.8%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	$1,000,000	$ 1,064,840
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,091,570
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,274,658
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	716,978
		$ 4,148,046
General Obligations - General Purpose – 10.8%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$195,000	$ 198,407
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	90,000	93,743
Johnson City, TN, 5%, 6/01/2031 (Prerefunded 6/01/2019)	1,000,000	1,047,670
Memphis, TN, “B”, 5%, 4/01/2034	1,025,000	1,181,220
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,158,700
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,161,540
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,093,580
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	190,000	199,356
Shelby County, TN, “A”, 5%, 3/01/2028	2,000,000	2,240,920
State of California, 5%, 8/01/2028	130,000	162,041
State of Illinois, “C”, 5%, 11/01/2029	485,000	526,118
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,672,440
		$ 11,735,735
General Obligations - Schools – 1.9%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$25,000	$ 29,043
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	29,000
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	20,000	23,148
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,557
Williamson County, TN, School District, 5%, 4/01/2026	740,000	912,368
Williamson County, TN, School District, “A”, 4%, 3/01/2019	1,015,000	1,043,846
		$ 2,048,962
Healthcare Revenue - Hospitals – 19.7%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$340,000	$ 365,531
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	1,000,000	1,099,430
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	544,795
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,029,400
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	321,400
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	745,457
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	438,805
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,752,030
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/2038 (Prerefunded 4/01/2018)	730,000	737,548
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	272,786
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/2018	20,000	20,044
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	294,654
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	876,078
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,136,160
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,159,200
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	750,000	855,967
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 9/01/2036	1,000,000	1,137,610
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,999,445
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A” , 4%, 7/01/2047	1,500,000	1,571,265
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	66,255
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	$25,000	$ 27,413
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	547,888
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	113,406
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,580,880
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,774,605
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	184,860
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	829,462
		$ 21,482,374
Healthcare Revenue - Long Term Care – 3.6%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$ 787,102
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	779,600
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,055,490
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A'”, 5%, 9/01/2037	750,000	770,648
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	578,584
		$ 3,971,424
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$ 721,067
Miscellaneous Revenue - Entertainment & Tourism – 2.4%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$ 2,661,800
Miscellaneous Revenue - Other – 3.5%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	$535,000	$ 592,876
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,395,571
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	725,000	751,383
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,089,476
		$ 3,829,306
Sales & Excise Tax Revenue – 3.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$ 878,421
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	537,398
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	321,066
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	812,747
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	285,000	114,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	2,890,000	329,951
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	225,000	44,226
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	9,907
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	196,608
		$ 3,244,324
Secondary Schools – 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$ 138,562
Single Family Housing - State – 1.1%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/2029	$410,000	$ 414,288
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	825,000	843,670
		$ 1,257,958
State & Agency - Other – 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/2040 (Prerefunded 6/01/2018)	$1,000,000	$ 1,014,560
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 12.2%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$ 757,743
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,084,170
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	560,000	605,657
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	795,000	675,662
Memphis-Shelby County, TN, Economic Growth Engine Development Board Rev., “B”, 5%, 11/01/2030	2,000,000	2,395,560
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	350,346
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	751,643
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	360,000	364,277
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	640,000	647,814
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2036	1,500,000	1,824,915
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	1,000,000	1,209,900
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,516,069
Tennessee School Bond Authority, “A”, 5%, 11/01/2043	1,000,000	1,123,650
		$ 13,307,406
Tax - Other – 3.0%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$25,000	$ 25,152
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	150,000	160,467
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	53,723
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	170,000	192,168
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	118,336
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	118,078
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	67,325
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	194,517
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 4.75%, 7/01/2027	400,000	419,636
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project) “A”, 5.5%, 7/01/2037	100,000	105,678
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	230,000	213,143
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	260,000	263,531
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	415,000	415,826
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	380,000	378,883
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	260,736
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	250,000	261,250
		$ 3,248,449
Tobacco – 1.0%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$200,000	$ 228,094
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	240,000	243,293
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	575,000	576,041
		$ 1,047,428
Toll Roads – 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$ 187,676
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	356,394
		$ 544,070
Transportation - Special Tax – 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$ 834,549
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	260,000	285,927
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	15,000	13,557
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	765,000	713,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	235,162
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	655,000	645,686
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	40,000	37,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	105,000	115,389
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	60,000	53,924
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	80,111
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$200,000	$ 229,336
		$ 3,244,831
Universities - Colleges – 8.4%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$ 531,080
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	268,302
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	559,095
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	417,919
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,116,800
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	565,586
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center) , 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,079,088
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	520,000	494,686
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	131,628
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	20,000	20,000
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	655,626
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,203,642
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040	1,000,000	1,129,490
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	14,423
		$ 9,187,365
Universities - Dormitories – 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$ 554,045
Utilities - Municipal Owned – 6.7%
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035 (Prerefunded 5/01/2019)	$580,000	$ 605,793
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	434,675
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,358,900
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	300,000	329,499
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	470,000	516,215
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2029	545,000	670,971
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2030	630,000	771,454
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	195,000	206,435
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,168,120
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,207,590
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	8,987
		$ 7,278,639
Utilities - Other – 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$70,000	$ 87,711
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	145,000	186,367
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	249,845
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	130,236
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	98,090
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,444,116
		$ 2,196,365
Water & Sewer Utility Revenue – 9.7%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029	$1,000,000	$ 1,151,980
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2037	1,000,000	1,100,100
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	549,590
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	1,000,000	1,173,030
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	72,272
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	124,085
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	152,169
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	$380,000	$ 428,325
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	331,953
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,301,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	33,674
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	38,783
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,634
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	50,784
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	81,021
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	722,276
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,543,965
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	651,469
		$ 10,529,850
Total Municipal Bonds		$107,392,566
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.25% (v)	539,294	$ 539,240
Other Assets, Less Liabilities – 1.0%		1,058,808
Net Assets – 100.0%		$108,990,614
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $539,240 and $107,392,566, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$107,392,566	$—	$107,392,566
Mutual Funds	539,240	—	—	539,240
Total	$539,240	$107,392,566	$—	$107,931,806
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	917,216	22,671,198	(23,049,120)	539,294
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$17	$(54)	$—	$12,759	$539,240

6

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Tennessee	76.3%
Puerto Rico	5.2%
Guam	3.7%
New York	2.5%
Illinois	1.9%
Pennsylvania	1.9%
Colorado	1.1%
Florida	1.1%
Kentucky	1.1%
U.S. Virgin Islands	1.0%
Wisconsin	0.8%
California	0.5%
New Hampshire	0.5%
New Jersey	0.5%
Virginia	0.5%
Georgia	0.3%
Nebraska	0.3%
South Carolina	0.3%
Michigan	0.1%
Mississippi	0.1%
Texas	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
7

QUARTERLY REPORT
December 31, 2017
MFS®  Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.2%
Airport Revenue – 3.3%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$ 592,773
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	775,175
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	160,000	176,139
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/2028	1,500,000	1,542,045
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,168,219
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,187,380
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,210,800
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,101,480
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,338,107
		$ 10,092,118
General Obligations - General Purpose – 9.5%
Chesapeake, VA, “B”, 5%, 6/01/2023	$1,930,000	$ 2,138,826
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	790,000	803,801
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	240,000	249,982
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	1,010,627
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	120,685
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,464,520
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	5,500,000	5,661,370
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,092,430
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,193,590
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	500,000	571,300
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	575,000	580,163
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	170,000	178,371
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	380,000	369,888
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024	1,785,000	2,059,569
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028	220,000	253,840
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	1,041,712
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,310,870
State of Illinois, “C”, 5%, 11/01/2029	1,315,000	1,426,486
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,861,474
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,269,980
		$ 28,659,484
General Obligations - Schools – 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$65,000	$ 75,513
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	70,000	81,199
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	55,000	63,656
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	25,000	28,892
		$ 249,260
Healthcare Revenue - Hospitals – 14.2%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$975,000	$ 1,048,213
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,130,120
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	530,000	557,820
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	2,000,000	2,399,240
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance, 5.5%, 5/15/2035	970,000	1,024,582
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,290,520
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025	500,000	524,415
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	851,955
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,129,620
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,177,481
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,868,407
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	$1,160,000	$ 1,236,908
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,050,966
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	391,324
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	410,168
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,419,640
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	682,174
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,239,780
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,562,754
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	48,623
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,140,811
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	1,885,287
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,291,880
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029	1,400,000	1,482,166
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	236,053
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	570,619
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,221,820
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	713,502
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	470,568
		$ 43,057,416
Healthcare Revenue - Long Term Care – 4.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$ 1,019,010
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,136,510
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	750,938
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,123,860
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	818,657
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	427,062
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	414,110
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	15,060
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,022,770
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,081,370
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	527,535
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,084,600
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,090,500
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	159,811
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	303,409
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	25,000	28,367
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ''C', 5%, 6/01/2042	1,000,000	1,063,450
		$ 12,067,019
Industrial Revenue - Other – 1.3%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$ 3,946,200
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$ 119,164
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	155,576
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	169
		$ 274,909
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$ 89,150
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 5.9%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,415,000	$ 2,422,969
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,525,110
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,207,075
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,099,960
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,390,023
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	4,023,721
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,225,364
		$ 17,894,222
Port Revenue – 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$ 3,572,880
Sales & Excise Tax Revenue – 1.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$ 2,359,347
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,443,948
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	42,414
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	750,000	300,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	930,000	106,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	590,000	115,971
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	26,419
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,250,000	509,145
		$ 4,903,422
Secondary Schools – 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$ 2,024,374
State & Local Agencies – 14.1%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$ 1,681,779
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.742% (U.S. LIBOR-3mo. + 0.75%), 6/01/2037	1,955,000	1,661,535
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	587,630
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,172,530
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2035	1,250,000	1,496,200
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2036	1,000,000	1,195,140
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2037	750,000	894,323
Fairfax County, VA, Economic Development Authority Transportation Contract Rev. (Route 28 Projects), “B”, 2.875%, 4/01/2034	6,170,000	6,040,060
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,105,120
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2034	2,770,000	3,289,264
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,792,060
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,651,775
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,467,484
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,556,895
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,341,970
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,253,170
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	1,001,034
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,077,690
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,236,981
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,084,460
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	105,211
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2034	1,750,000	2,068,377
		$ 42,760,688
Tax - Other – 1.5%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$80,000	$ 80,486
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	365,000	390,470
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	128,935
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	365,000	338,249
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	700,000	709,506
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	$2,030,000	$ 2,034,040
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	990,000	987,089
		$ 4,668,775
Tax Assessment – 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$ 823,005
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	518,130
		$ 1,341,135
Tobacco – 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$ 265,367
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,078,176
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,230,012
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,575,000	1,796,240
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	665,000	674,124
		$ 5,043,919
Toll Roads – 3.6%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev. , 5%, 7/01/2051	$3,000,000	$ 3,370,380
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,159,860
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,705,500
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	528,905
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	1,007,926
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,128,000
		$ 10,900,571
Transportation - Special Tax – 8.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$ 45,190
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,835,000	1,710,734
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,525,000	1,686,909
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	1,737,585
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	505,000	566,312
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,695,000	1,670,897
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	635,000	570,700
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	560,000	498,467
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,760,000	4,058,582
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,015,292
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,176,620
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	586,065
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,290,204
Washington Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	1,365,000	1,437,222
Washington Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,584,947
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029 (Prerefunded 7/01/2019)	1,485,000	1,566,304
		$ 26,202,030
Universities - Colleges – 9.7%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$ 1,679,128
Connecticut Health & Educational Facilities Authority Connecticut Rev. (Connecticut State University System Issue, Series P-1), 2.625%, 11/01/2032	1,765,000	1,603,308
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	664,163
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,380,000	1,312,822
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,450,000	1,374,354
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,132,020
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	320,305
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	209,178
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	666,799
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Virginia (University Rev.), 5%, 9/01/2025	$3,760,000	$ 4,191,460
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	784,962
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,006,075
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,081,010
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,097,210
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,326,119
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,183,684
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,245,260
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,158,820
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,932,625
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	529,460
		$ 29,498,762
Utilities - Municipal Owned – 3.7%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$785,000	$ 862,189
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	1,250,000	1,372,912
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	497,561
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,004
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	260,049
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,029
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	24,264
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,008
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,061
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	20,000	20,068
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	300,000	274,740
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	31,456
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,936,104
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,374,640
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,248,180
		$ 11,182,265
Utilities - Other – 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$ 994,906
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	616,283
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	328,422
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	252,651
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,371,910
		$ 3,564,172
Water & Sewer Utility Revenue – 13.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$ 105,469
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	267,740
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,129,740
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,615,510
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	64,267
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	191,868
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	332,775
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	422,693
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,177,893
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	620,000	679,824
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	745,000	751,481
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	797,445
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,477,629
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,382,341
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	89,796
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	110,808
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$50,000	$ 56,586
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,139
Norfolk, VA, Water Rev., 5%, 11/01/2028	1,000,000	1,120,220
Norfolk, VA, Water Rev., 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	1,000,000	1,026,780
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,505,570
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,058,950
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	1,016,087
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,351,042
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	172,853
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	260,000	289,003
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	180,331
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	1,896,046
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,673,866
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	1,245,000	1,394,637
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	5,755,000	6,442,147
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	3,000,000	3,352,290
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,335,000	1,495,454
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,280,862
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,222,650
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,008,325
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	614,812
		$ 41,879,929
Total Municipal Bonds		$303,872,700
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.25% (v)	965,718	$ 965,621
Other Assets, Less Liabilities – (0.5)%		(1,366,128)
Net Assets – 100.0%		$303,472,193
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $965,621 and $303,872,700, respectively.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$303,872,700	$—	$303,872,700
Mutual Funds	965,621	—	—	965,621
Total	$965,621	$303,872,700	$—	$304,838,321
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,876,760	54,009,084	(54,920,126)	965,718
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$26	$(61)	$—	$34,454	$965,621

7

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
Virginia	72.9%
Puerto Rico	6.0%
District of Columbia	4.6%
Illinois	2.7%
Guam	2.3%
Pennsylvania	1.5%
New York	1.5%
Tennessee	1.2%
Colorado	1.0%
Ohio	0.9%
California	0.8%
Michigan	0.8%
Connecticut	0.5%
Texas	0.4%
Washington	0.3%
Louisiana	0.3%
New Hampshire	0.2%
New Jersey	0.2%
Massachusetts	0.2%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
8

QUARTERLY REPORT
December 31, 2017
MFS®  West Virginia
Municipal Bond Fund

Portfolio of Investments
12/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport Revenue – 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$ 172,365
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	120,777
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	785,513
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	470,000	542,164
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	68,524
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	80,182
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	62,406
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	96,160
		$ 1,928,091
General Obligations - General Purpose – 4.0%
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	$95,000	$ 98,951
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	38,240
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	49,371
State of West Virginia, 4%, 6/01/2022	2,000,000	2,115,020
State of West Virginia, 4%, 6/01/2023	2,000,000	2,119,900
		$ 4,421,482
General Obligations - Schools – 10.7%
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	$600,000	$ 653,268
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	1,405,000	1,500,638
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,121,110
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,214,220
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,634,175
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,046,410
Wood County, WV, Board of Education Public School, 4%, 6/01/2027	1,605,000	1,840,534
Wood County, WV, Board of Education Public School, 3%, 6/01/2028	1,000,000	1,026,450
		$ 12,036,805
Healthcare Revenue - Hospitals – 16.8%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$360,000	$ 387,032
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	725,000	794,789
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	493,533
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	420,000	455,057
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	322,451
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	372,052
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	454,674
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,242,505
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,154,980
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	811,687
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034 (Prerefunded 2/15/2019)	1,000,000	1,047,790
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,126,110
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,765,000	2,005,905
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	508,375
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,101,660
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,109,810
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,581,045
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,654,662
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “E”, 5.625%, 6/01/2035 (Prerefunded 12/01/2018)	1,000,000	1,036,900
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	$1,000,000	$ 1,135,830
		$ 18,796,847
Industrial Revenue - Other – 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$ 550,633
Miscellaneous Revenue - Other – 12.9%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$ 649,280
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	151,871
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	232,443
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	630,825
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	605,882
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	155,000	184,562
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	140,874
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/2018	1,000,000	1,017,620
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040	2,475,000	2,673,891
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2026 (Prerefunded 7/01/2018)	1,000,000	1,017,480
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,076,700
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2031	890,000	1,045,857
West Virginia School Building Authority, Lottery Capital Improvement Rev., “B”, 5%, 7/01/2032	1,940,000	2,276,687
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), 5%, 7/01/2039	1,200,000	1,261,284
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 7/01/2036	1,250,000	1,473,312
		$ 14,438,568
Sales & Excise Tax Revenue – 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$ 929,098
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	335,000	358,524
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	838,222
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,283,530
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	500,000	520,355
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	330,000	132,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	385,000	43,955
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	48,157
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	10,733
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	210,708
		$ 4,375,282
Single Family Housing - State – 0.3%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$350,000	$ 365,743
State & Local Agencies – 8.2%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$835,000	$ 829,047
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	575,000	621,880
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	545,000	573,901
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,002,770
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,102,950
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,247,580
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	646,883
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,358,875
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,469
		$ 9,179,355
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$ 171,165
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	59,095
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	945,000	875,741
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	428,736
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,057,390
		$ 2,592,127
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$ 439,794
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,019,430
		$ 1,459,224
Tobacco – 0.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$620,000	$ 707,091
Transportation - Special Tax – 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$ 595,447
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	755,000	703,871
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	296,130
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	750,000	739,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	65,000	58,418
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	252,270
		$ 2,645,471
Universities - Colleges – 15.3%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	$420,000	$ 465,625
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	487,023
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	982,481
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,366,919
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,125,400
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,085,660
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	555,000	765,356
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,270,609
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	15,000	15,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	111,837
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,840,046
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,675,294
		$ 17,191,250
Utilities - Investor Owned – 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$ 510,537
Utilities - Municipal Owned – 0.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$325,000	$ 356,957
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	486,095
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	125,000	114,475
		$ 957,527
Utilities - Other – 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$ 900,969
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	272,053
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	141,561
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	315,204
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	78,100
		$ 1,707,887
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 14.3%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$ 1,979,889
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,638,555
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/2022	200,000	216,790
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	44,475
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	515,000	564,692
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	199,172
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	22,125
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,758
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	39,286
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	44,323
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,634
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	56,427
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	93,485
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,158,740
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	605,666
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,000,000	1,154,900
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/2044	2,000,000	2,005,180
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/2024	1,745,000	1,749,869
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,338,760
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,107,080
		$ 16,063,806
Total Municipal Bonds		$109,927,726
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 1.25% (v)	1,179,109	$ 1,178,991
Other Assets, Less Liabilities – 0.9%		985,859
Net Assets – 100.0%		$112,092,576
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,178,991 and $109,927,726, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
ETM	Escrowed to Maturity
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
12/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$109,927,726	$—	$109,927,726
Mutual Funds	1,178,991	—	—	1,178,991
Total	$1,178,991	$109,927,726	$—	$111,106,717
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,154,661	15,305,902	(15,281,454)	1,179,109
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(142)	$(6)	$—	$6,516	$1,178,991

5

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2017, are as follows:
West Virginia	73.7%
Puerto Rico	5.3%
California	3.0%
New York	3.0%
Guam	2.9%
Illinois	2.3%
Florida	1.3%
Massachusetts	1.2%
Kentucky	1.0%
U.S. Virgin Islands	1.0%
Michigan	0.9%
Tennessee	0.7%
Colorado	0.6%
Texas	0.6%
Utah	0.5%
Washington	0.5%
Indiana	0.4%
New Jersey	0.2%
Mississippi	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2018

*	Print name and title of each signing officer under his or her signature.